UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332
                                                      --------

                           ROCHESTER PORTFOLIO SERIES
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.1%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--85.9%
$          20,000       Albany County Airport Authority                5.125%     12/15/2019      12/15/2010 A    $          21,128
------------------------------------------------------------------------------------------------------------------------------------
          785,000       Albany County Airport Authority                5.300      12/15/2009      12/15/2007 A              808,629
------------------------------------------------------------------------------------------------------------------------------------
          160,000       Albany County Airport Authority                5.300      12/15/2015 1    12/15/2007 A              164,632
------------------------------------------------------------------------------------------------------------------------------------
          745,000       Albany County Airport Authority                5.375      12/15/2017      12/15/2007 A              766,337
------------------------------------------------------------------------------------------------------------------------------------
        2,375,000       Albany County Airport Authority                5.500      12/15/2019 1    12/15/2009 A            2,445,918
------------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Albany County IDA (Albany
                        College of Pharmacy) 2                         5.250      12/01/2019      12/01/2014 A            1,585,635
------------------------------------------------------------------------------------------------------------------------------------
            5,000       Albany GO                                      7.000      01/15/2010      07/01/2007 A                5,013
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Albany Hsg. Authority                          6.250      10/01/2012 1    10/01/2007 A              252,580
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Albany IDA (Albany Law School)                 5.750      10/01/2030      10/01/2010 A              105,918
------------------------------------------------------------------------------------------------------------------------------------
        1,365,000       Albany IDA (Brighter Choice
                        Charter School)                                4.500      04/01/2018      04/01/2017 A            1,343,474
------------------------------------------------------------------------------------------------------------------------------------
        5,335,000       Albany IDA (Charitable Leadership)             5.500      07/01/2011      07/13/2010 B            5,556,829
------------------------------------------------------------------------------------------------------------------------------------
        8,810,000       Albany IDA (Charitable Leadership)             6.000      07/01/2019 1    07/01/2013 A            9,463,350
------------------------------------------------------------------------------------------------------------------------------------
        2,660,000       Albany IDA (Daughters of Sarah Nursing Home)   5.250      10/20/2021      04/20/2014 A            2,841,040
------------------------------------------------------------------------------------------------------------------------------------
        1,350,000       Albany IDA (H. Johnson Office Park) 2          4.750      03/01/2018      03/01/2008 C            1,353,024
------------------------------------------------------------------------------------------------------------------------------------
          125,000       Albany IDA (University Heights-Albany Law
                        School)                                        6.750      12/01/2019 1    12/01/2009 A              134,256
------------------------------------------------------------------------------------------------------------------------------------
        1,935,000       Albany Municipal Water Finance Authority 2     5.250      12/01/2017      06/01/2008 A            1,970,701
------------------------------------------------------------------------------------------------------------------------------------
          200,000       Albany Municipal Water Finance Authority       5.250      12/01/2019      06/01/2008 A              203,748
------------------------------------------------------------------------------------------------------------------------------------
        2,915,000       Albany Municipal Water Finance Authority 2     5.250      12/01/2020      06/01/2008 A            2,969,627
------------------------------------------------------------------------------------------------------------------------------------
        3,235,000       Albany Municipal Water Finance Authority 2     5.250      12/01/2022      06/01/2008 A            3,292,454
------------------------------------------------------------------------------------------------------------------------------------
        2,590,000       Albany Municipal Water Finance Authority 2     5.250      12/01/2023      06/01/2008 A            2,635,998
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Albany Parking Authority                       5.625      07/15/2020 1    07/15/2011 A            2,125,420
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Albany Parking Authority                       5.625      07/15/2025 1    07/15/2011 A            1,062,710
------------------------------------------------------------------------------------------------------------------------------------
          140,000       Allegany County IDA
                        (Houghton College)                             5.000      01/15/2010      01/15/2008 A              142,456
------------------------------------------------------------------------------------------------------------------------------------
        4,380,000       Allegany County IDA
                        (Houghton College) 2                           5.250      01/15/2018      01/15/2008 A            4,452,226
------------------------------------------------------------------------------------------------------------------------------------
        1,890,000       Amherst IDA (Daemen College)                   5.750      10/01/2011      11/08/2009 B            1,974,445
------------------------------------------------------------------------------------------------------------------------------------
          490,000       Amherst IDA (Faculty-Student Assoc. of SUNY
                        at Buffalo)                                    5.750      04/01/2016      04/01/2012 A              524,976
------------------------------------------------------------------------------------------------------------------------------------
          420,000       Amherst IDA (Faculty-Student Assoc. of SUNY
                        at Buffalo)                                    5.750      04/01/2017 1    04/01/2012 A              449,841
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Arlington Central School District              5.000      12/15/2015      12/15/2009 A               51,847
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Arlington Central School District              5.625      05/15/2022      05/15/2007 A               10,420
------------------------------------------------------------------------------------------------------------------------------------
        6,940,000       Babylon IDA (WSNCHS East, Inc.) 2              6.500      08/01/2019 1    08/01/2010 A            7,433,503
------------------------------------------------------------------------------------------------------------------------------------
          110,000       Batavia GO                                     5.000      11/01/2015      11/01/2015                115,944
------------------------------------------------------------------------------------------------------------------------------------
          110,000       Batavia GO                                     5.000      11/01/2016      11/01/2015 A              115,532
------------------------------------------------------------------------------------------------------------------------------------


                    1 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         110,000       Batavia GO                                     5.000%     11/01/2017      11/01/2015 A    $         115,058
------------------------------------------------------------------------------------------------------------------------------------
          110,000       Batavia GO                                     5.000      11/01/2018      11/01/2015 A              114,873
------------------------------------------------------------------------------------------------------------------------------------
          110,000       Batavia GO                                     5.000      11/01/2019      11/01/2015 A              114,474
------------------------------------------------------------------------------------------------------------------------------------
          110,000       Batavia GO                                     5.000      11/01/2020      11/01/2015 A              114,076
------------------------------------------------------------------------------------------------------------------------------------
        6,000,000       Battery Park City Authority, Series A          5.250      11/01/2022      11/01/2013 A            6,498,900
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Bethlehem Water System                         5.500      03/01/2022      03/01/2013 A              535,900
------------------------------------------------------------------------------------------------------------------------------------
          165,000       Blauvelt Volunteer Fire Company                6.000      10/15/2008      04/02/2008 B              167,661
------------------------------------------------------------------------------------------------------------------------------------
          645,000       Brookhaven IDA (Alternatives
                        for Children)                                  7.000      02/01/2013      05/09/2010 B              672,051
------------------------------------------------------------------------------------------------------------------------------------
        1,125,000       Brookhaven IDA (Dowling College) 2             6.500      11/01/2012      11/01/2012              1,171,013
------------------------------------------------------------------------------------------------------------------------------------
          255,000       Brookhaven IDA (Stony Brook Foundation)        5.750      11/01/2008      05/05/2008 B              257,137
------------------------------------------------------------------------------------------------------------------------------------
          645,000       Broome County COP 2                            5.250      04/01/2022 1    10/01/2007 A              645,851
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Broome County GO                               5.400      04/15/2011      10/15/2007 A               10,181
------------------------------------------------------------------------------------------------------------------------------------
        1,015,000       Bushnell Basin Fire Assoc.
                        (Volunteer Fire Dept.)                         5.250      11/01/2015      12/14/2013 B            1,037,046
------------------------------------------------------------------------------------------------------------------------------------
          375,000       Capital District Youth Center 2                6.000      02/01/2017      08/01/2007 A              384,664
------------------------------------------------------------------------------------------------------------------------------------
        1,350,000       Carnegie Redevel. Corp. 3                      6.500      09/01/2011      11/17/2009 B            1,354,064
------------------------------------------------------------------------------------------------------------------------------------
          320,000       Cattaraugus County IDA (Olean General
                        Hospital)                                      5.250      08/01/2023      08/01/2010 A              329,987
------------------------------------------------------------------------------------------------------------------------------------
        1,450,000       Chautauqua County Tobacco Asset
                        Securitization Corp.                           6.000      07/01/2012      02/12/2010 D            1,546,701
------------------------------------------------------------------------------------------------------------------------------------
        1,075,000       Chautauqua County Tobacco Asset
                        Securitization Corp.                           6.250      07/01/2016      07/01/2010 A            1,143,263
------------------------------------------------------------------------------------------------------------------------------------
        3,770,000       Chautauqua County Tobacco Asset
                        Securitization Corp.                           6.500      07/01/2024      07/01/2010 A            4,025,832
------------------------------------------------------------------------------------------------------------------------------------
       18,160,000       Chautauqua County Tobacco Asset
                        Securitization Corp.                           6.750      07/01/2040      07/01/2010 A           19,540,160
------------------------------------------------------------------------------------------------------------------------------------
        2,450,000       Clarence IDA (Bristol Village)                 6.000      01/20/2044      01/20/2013 A            2,716,781
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Clifton Park GO                                5.100      02/01/2011      08/01/2007 A              100,114
------------------------------------------------------------------------------------------------------------------------------------
           45,000       Clifton Park Water Authority                   5.000      10/01/2029      10/01/2009 A               46,312
------------------------------------------------------------------------------------------------------------------------------------
        4,195,000       Cortland County IDA (Cortland Memorial
                        Hospital)                                      5.625      07/01/2024 1    07/01/2012 A            4,529,216
------------------------------------------------------------------------------------------------------------------------------------
            5,000       Deerfield GO                                   5.250      06/15/2008      06/15/2008                  5,059
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.250      06/15/2009      06/15/2009                 10,213
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.250      06/15/2010      06/15/2010                 10,292
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.250      06/15/2011      06/15/2011                 10,358
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.250      06/15/2012      06/15/2012                 10,420
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.250      06/15/2013      06/15/2013                 10,465
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.500      06/15/2014      06/15/2014                 10,653
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.500      06/15/2015      06/15/2015                 10,698
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.500      06/15/2016      06/15/2016                 10,746
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.500      06/15/2017      06/15/2016 A               10,743
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Deerfield GO                                   5.500      06/15/2018      06/15/2016 A               10,727
------------------------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                   5.500      06/15/2019      06/15/2016 A               16,055
------------------------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                   5.500      06/15/2020      06/15/2016 A               16,009
------------------------------------------------------------------------------------------------------------------------------------


                    2 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,750,000       Dutchess County IDA
                        (Bard College) 2                               5.375%     06/01/2027      06/01/2007 A    $       1,789,743
------------------------------------------------------------------------------------------------------------------------------------
          295,000       Dutchess County IDA (Bard College)             5.500      08/01/2020      08/01/2010 A              312,019
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Dutchess County IDA (Bard College)             7.000      11/01/2017 1    11/01/2007 A            1,002,500
------------------------------------------------------------------------------------------------------------------------------------
        5,205,000       Dutchess County IDA
                        (Marist College)                               5.150      07/01/2017      07/01/2013 A            5,458,640
------------------------------------------------------------------------------------------------------------------------------------
        2,410,000       Dutchess County IDA
                        (Vassar Brothers Hospital)                     6.500      04/01/2020 1    04/01/2010 A            2,588,244
------------------------------------------------------------------------------------------------------------------------------------
           25,000       East Hampton Town GO                           5.000      04/15/2018      04/15/2008 A               25,610
------------------------------------------------------------------------------------------------------------------------------------
          515,000       East Rochester Hsg. Authority
                        (Gates Senior Hsg.) 2                          5.200      04/20/2021      10/20/2013 A              540,070
------------------------------------------------------------------------------------------------------------------------------------
        2,800,000       East Rochester Hsg. Authority (Rochester
                        St. Mary's Residence Facility)                 5.375      12/20/2022 1    12/20/2015 A            3,023,608
------------------------------------------------------------------------------------------------------------------------------------
          730,000       East Rochester Hsg. Authority
                        (St. John's Meadows) 2                         5.750      08/01/2037 1    08/01/2007 A              749,155
------------------------------------------------------------------------------------------------------------------------------------
          210,000       East Syracuse Hsg. Authority (Bennett Manor
                        Associates) 2                                  6.700      04/01/2021      04/01/2010 A              225,404
------------------------------------------------------------------------------------------------------------------------------------
          415,000       Elmira GO                                      5.000      10/01/2015      10/01/2015                435,808
------------------------------------------------------------------------------------------------------------------------------------
          440,000       Elmira GO                                      5.000      10/01/2016      10/01/2016                462,312
------------------------------------------------------------------------------------------------------------------------------------
          460,000       Elmira GO                                      5.000      10/01/2017      10/01/2017                481,247
------------------------------------------------------------------------------------------------------------------------------------
          485,000       Elmira GO                                      5.000      10/01/2018      10/01/2017 A              506,442
------------------------------------------------------------------------------------------------------------------------------------
          505,000       Elmira GO                                      5.000      10/01/2019      10/01/2017 A              525,341
------------------------------------------------------------------------------------------------------------------------------------
        1,300,000       Erie County IDA
                        (Buffalo City School District) 2               5.750      05/01/2025      05/01/2014 A            1,454,427
------------------------------------------------------------------------------------------------------------------------------------
        6,500,000       Erie County IDA
                        (Buffalo City School District) 2               5.750      05/01/2026      05/01/2014 A            7,272,135
------------------------------------------------------------------------------------------------------------------------------------
        1,635,000       Erie County IDA (Medaille College)             6.875      10/01/2013      10/16/2010 B            1,697,490
------------------------------------------------------------------------------------------------------------------------------------
          380,000       Erie County IDA (Medaille College)             7.250      11/01/2010      06/04/2009 B              393,304
------------------------------------------------------------------------------------------------------------------------------------
       29,615,000       Erie County Tobacco Asset Securitization
                        Corp.                                          5.000      06/01/2031      06/01/2015 A           29,931,584
------------------------------------------------------------------------------------------------------------------------------------
        9,750,000       Erie County Tobacco Asset Securitization
                        Corp. 2                                        5.000      06/01/2038      06/01/2015 A            9,847,695
------------------------------------------------------------------------------------------------------------------------------------
        1,635,000       Erie County Tobacco Asset Securitization
                        Corp.                                          5.750      07/15/2013      07/15/2010 E            1,754,731
------------------------------------------------------------------------------------------------------------------------------------
        7,595,000       Erie County Tobacco Asset Securitization
                        Corp. 2                                        6.000      07/15/2020      07/15/2010 E            8,209,587
------------------------------------------------------------------------------------------------------------------------------------
          690,000       Essex County IDA (North Country Community
                        College Foundation)                            4.600      06/01/2015      12/25/2013 B              694,023
------------------------------------------------------------------------------------------------------------------------------------
          540,000       Franklin County IDA (North Country
                        Community College Foundation)                  4.600      06/01/2015      12/24/2013 B              543,148
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Grand Central BID (Grand Central District
                        Management)                                    5.000      01/01/2021      01/01/2014 A            1,048,650
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Grand Central BID (Grand Central District
                        Management)                                    5.000      01/01/2022      01/01/2014 A              523,425
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Hamilton County IDA (Adirondack Historical
                        Assoc.)                                        5.250      11/01/2018      11/01/2008 A              516,030
------------------------------------------------------------------------------------------------------------------------------------
        1,700,000       Hempstead IDA (Adelphi University)             5.750      06/01/2022 1    06/01/2012 A            1,847,101
------------------------------------------------------------------------------------------------------------------------------------


                    3 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,350,000       Hempstead IDA (Hofstra University) 2           5.800%     07/01/2015      07/01/2007 A    $       1,370,480
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2017      09/15/2016 A               79,613
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Hempstead Village GO                           5.000      07/01/2018      07/01/2014 A              518,110
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2018      09/15/2016 A               79,372
------------------------------------------------------------------------------------------------------------------------------------
        1,195,000       Hempstead Village GO                           5.000      07/01/2019      07/01/2014 A            1,234,531
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2019      09/15/2016 A               79,133
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2020      09/15/2016 A               79,013
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2021      09/15/2016 A               78,894
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2022      09/15/2016 A               78,776
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                           5.000      09/15/2023      09/15/2016 A               78,716
------------------------------------------------------------------------------------------------------------------------------------
        1,635,000       Hempstead Village GO                           5.250      07/01/2023      07/01/2014 A            1,717,273
------------------------------------------------------------------------------------------------------------------------------------
        1,730,000       Hempstead Village GO                           5.250      07/01/2024      07/01/2014 A            1,814,874
------------------------------------------------------------------------------------------------------------------------------------
           60,000       Herkimer County GO                             5.000      09/15/2012      09/15/2007 A               61,131
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Herkimer County GO                             5.000      09/15/2012      09/15/2007 A               40,249
------------------------------------------------------------------------------------------------------------------------------------
          895,000       Herkimer County IDA
                        (Burrows Paper)                                8.000      01/01/2009      01/01/2008 A              896,960
------------------------------------------------------------------------------------------------------------------------------------
          480,000       Herkimer County IDA (Herkimer County
                        College Foundation)                            5.850      11/01/2010      05/28/2009 B              494,093
------------------------------------------------------------------------------------------------------------------------------------
        1,390,000       Herkimer Hsg. Authority 2                      7.150      03/01/2011      09/01/2007 A            1,392,947
------------------------------------------------------------------------------------------------------------------------------------
          125,000       Hudson IDA (Have, Inc.)                        7.125      12/01/2007      12/01/2007                124,919
------------------------------------------------------------------------------------------------------------------------------------
          350,000       Hudson IDA (Hudson Fabrics)                    6.000      11/01/2012      04/10/2010 B              357,886
------------------------------------------------------------------------------------------------------------------------------------
        3,500,000       Islip IDA (United Cerebral Palsy Assoc.) 3     5.500      12/01/2016      01/17/2013 B            3,501,785
------------------------------------------------------------------------------------------------------------------------------------
          410,000       Islip IDA (United Cerebral Palsy Assoc.)       5.500      12/01/2016      01/17/2013 B              410,209
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Islip Res Rec, Series D                        6.500      07/01/2009      07/01/2007 A               25,335
------------------------------------------------------------------------------------------------------------------------------------
        2,990,000       Islip Res Rec, Series E                        5.625      07/01/2017      07/01/2014 A            3,295,458
------------------------------------------------------------------------------------------------------------------------------------
        1,175,000       Islip Res Rec, Series E                        5.750      07/01/2019      07/01/2014 A            1,295,684
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Jamestown GO                                   5.000      08/01/2024      08/01/2014 A              260,178
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Jamestown GO                                   5.000      08/01/2025      08/01/2014 A              259,700
------------------------------------------------------------------------------------------------------------------------------------
        1,770,000       Jamestown Hsg. Authority 2                     6.125      07/01/2010      02/01/2009 B            1,749,326
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Kenmore Hsg. Authority
                        (SUNY at Buffalo) 2                            5.500      08/01/2024      08/01/2011 A            1,049,590
------------------------------------------------------------------------------------------------------------------------------------
        2,210,000       Livingston County IDA (Nicholas H. Noyes
                        Memorial Hospital)                             5.875      07/01/2022      07/01/2010 A            2,287,306
------------------------------------------------------------------------------------------------------------------------------------
        1,010,000       Livingston County IDA (Nicholas H. Noyes
                        Memorial Hospital)                             6.000      07/01/2030      07/01/2010 A            1,046,017
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Lowville GO                                    7.200      09/15/2007      09/15/2007                 76,074
------------------------------------------------------------------------------------------------------------------------------------
        2,065,000       Madison County IDA (Morrisville State
                        College Foundation) 2                          5.000      06/01/2022      06/01/2016 A            2,196,809
------------------------------------------------------------------------------------------------------------------------------------
        2,260,000       Madison County IDA (Oneida Healthcare
                        Center)                                        5.500      02/01/2016      02/01/2011 A            2,391,622
------------------------------------------------------------------------------------------------------------------------------------
          140,000       Medina Hsg. Corp.                              8.250      08/15/2011 1    08/15/2007 A              140,305
------------------------------------------------------------------------------------------------------------------------------------
        3,810,000       Monroe County COP                              8.050      01/01/2011 1    07/01/2007 A            3,872,446
------------------------------------------------------------------------------------------------------------------------------------


                    4 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          50,000       Monroe County GO                               5.000%     06/01/2017      06/01/2007 A    $          50,566
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Monroe County GO                               5.350      03/01/2012      09/01/2007 A               75,822
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Monroe County GO                               6.100      03/01/2008      09/01/2007 A               40,413
------------------------------------------------------------------------------------------------------------------------------------
          575,000       Monroe County IDA (Canal Ponds)                7.000      06/15/2013 1    06/15/2007 A              592,842
------------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Monroe County IDA
                        (DePaul Community Facilities)                  6.500      02/01/2024 1    08/01/2007 A            1,296,012
------------------------------------------------------------------------------------------------------------------------------------
          210,000       Monroe County IDA
                        (DePaul Properties)                            5.900      09/01/2007      09/01/2007                209,563
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Monroe County IDA
                        (Nazareth College of Rochester)                5.250      10/01/2021      10/01/2011 A               80,433
------------------------------------------------------------------------------------------------------------------------------------
        1,475,000       Monroe County IDA
                        (Parma Senior Hsg. Assoc.) 2                   6.500      12/01/2010      06/01/2007 A            1,475,369
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Monroe County IDA
                        (Rochester Institute of Technology)            5.000      04/01/2010      04/01/2010                 25,400
------------------------------------------------------------------------------------------------------------------------------------
          365,000       Monroe County IDA
                        (Summit at Brighton)                           5.000      07/01/2016      07/01/2011 A              367,821
------------------------------------------------------------------------------------------------------------------------------------
        2,055,000       Monroe County IDA
                        (West End Business Center) 2                   5.125      12/01/2014      05/29/2011 B            2,087,942
------------------------------------------------------------------------------------------------------------------------------------
       15,415,000       Monroe County Tobacco Asset Securitization
                        Corp. (TASC)                                   6.150      06/01/2025      10/17/2009 D           16,400,327
------------------------------------------------------------------------------------------------------------------------------------
           60,000       Monroe County Water Authority                  5.250      08/01/2011      08/01/2007 A               60,076
------------------------------------------------------------------------------------------------------------------------------------
          285,000       Monroe Newpower Corp.                          4.500      01/01/2011      10/01/2010 B              285,616
------------------------------------------------------------------------------------------------------------------------------------
          155,000       Monroe Newpower Corp.                          4.700      01/01/2012      10/01/2011 B              156,759
------------------------------------------------------------------------------------------------------------------------------------
          410,000       Monroe Newpower Corp.                          4.800      01/01/2013      10/01/2012 B              417,417
------------------------------------------------------------------------------------------------------------------------------------
        7,800,000       Monroe Newpower Corp. 2                        6.375      01/01/2024      07/01/2009 A            8,241,792
------------------------------------------------------------------------------------------------------------------------------------
          280,000       Mount Vernon IDA (Kings Court)                 5.125      12/01/2023      12/01/2015 A              289,139
------------------------------------------------------------------------------------------------------------------------------------
          975,000       Mount Vernon IDA
                        (Macedonia Towers) 2                           5.125      12/01/2023      12/01/2015 A            1,006,824
------------------------------------------------------------------------------------------------------------------------------------
          285,000       Mount Vernon IDA (Meadowview)                  6.000      06/01/2009      06/16/2008 B              290,709
------------------------------------------------------------------------------------------------------------------------------------
        5,275,000       Mount Vernon IDA
                        (Section 8), Series A 2                        5.250      12/01/2014 1    06/01/2008 A            5,438,156
------------------------------------------------------------------------------------------------------------------------------------
           30,000       MTA Commuter Facilities
                        (Grand Central Terminal)                       5.500      07/01/2012      07/01/2007 E               30,045
------------------------------------------------------------------------------------------------------------------------------------
           25,000       MTA Commuter Facilities, Series 7              5.625      07/01/2016 1    07/01/2007 E               25,717
------------------------------------------------------------------------------------------------------------------------------------
           10,000       MTA Commuter Facilities, Series B              5.000      07/01/2017      07/01/2009 E               10,231
------------------------------------------------------------------------------------------------------------------------------------
          120,000       MTA Commuter Facilities, Series B              5.125      07/01/2024      07/01/2007 A              122,816
------------------------------------------------------------------------------------------------------------------------------------
            5,000       MTA Commuter Facilities, Series D              5.000      07/01/2016      07/01/2007 E                5,178
------------------------------------------------------------------------------------------------------------------------------------
          100,000       MTA Service Contract, Series 3                 7.375      07/01/2008      01/06/2008 B              102,558
------------------------------------------------------------------------------------------------------------------------------------
        8,500,000       MTA Service Contract, Series A                 5.125      01/01/2024      07/01/2012 A            9,010,425
------------------------------------------------------------------------------------------------------------------------------------
       15,350,000       MTA Service Contract, Series A 2               5.750      07/01/2031      07/01/2012 A           16,716,457
------------------------------------------------------------------------------------------------------------------------------------
       16,710,000       MTA, Series A                                  5.000      11/15/2026      11/15/2016 A           17,738,166
------------------------------------------------------------------------------------------------------------------------------------
        4,100,000       MTA, Series A                                  5.125      11/15/2031      11/15/2012 A            4,319,555
------------------------------------------------------------------------------------------------------------------------------------
       11,075,000       MTA, Series A 2                                5.500      11/15/2026      11/15/2012 A           11,979,163
------------------------------------------------------------------------------------------------------------------------------------
       25,000,000       MTA, Series A                                  5.750      11/15/2032      11/15/2012 A           27,235,500
------------------------------------------------------------------------------------------------------------------------------------
           55,000       MTA, Series B                                  5.000      07/01/2020 1    07/01/2007 A               56,293
------------------------------------------------------------------------------------------------------------------------------------


                    5 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       2,000,000       MTA, Series B-2                                5.000%     07/01/2017      07/01/2007 A    $       2,046,280
------------------------------------------------------------------------------------------------------------------------------------
           50,000       MTA, Series E                                  5.500      11/15/2021      11/15/2012 A               54,517
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Municipal Assistance Corp. for Troy            5.000      01/15/2016      07/15/2007 A               50,802
------------------------------------------------------------------------------------------------------------------------------------
          300,000       Nassau County Bridge Authority                 5.250      10/01/2026      10/01/2007 A              308,019
------------------------------------------------------------------------------------------------------------------------------------
          645,000       Nassau County IDA (ACDS)                       6.000      12/01/2019      12/02/2016 A              667,898
------------------------------------------------------------------------------------------------------------------------------------
          475,000       Nassau County IDA (ALIA-ACDS)                  7.000      10/01/2016      11/01/2011 A              512,098
------------------------------------------------------------------------------------------------------------------------------------
          830,000       Nassau County IDA (ALIA-ACLD)                  5.750      09/01/2011      02/03/2010 B              853,697
------------------------------------------------------------------------------------------------------------------------------------
          705,000       Nassau County IDA (ALIA-CMA)                   7.000      10/01/2016      11/01/2011 A              760,061
------------------------------------------------------------------------------------------------------------------------------------
          545,000       Nassau County IDA (ALIA-CRR)                   7.000      10/01/2016      11/01/2011 A              587,565
------------------------------------------------------------------------------------------------------------------------------------
          120,000       Nassau County IDA (ALIA-FREE)                  7.000      10/01/2016      11/01/2011 A              129,372
------------------------------------------------------------------------------------------------------------------------------------
          495,000       Nassau County IDA (ALIA-HKSB)                  7.000      10/01/2016      11/01/2011 A              533,660
------------------------------------------------------------------------------------------------------------------------------------
        1,870,000       Nassau County IDA (CSMR)                       6.000      12/01/2019      12/03/2016 A            1,936,385
------------------------------------------------------------------------------------------------------------------------------------
          795,000       Nassau County IDA (Epilepsy Foundation of
                        Long Island)                                   6.000      12/01/2019      12/05/2016 A              823,429
------------------------------------------------------------------------------------------------------------------------------------
          155,000       Nassau County IDA
                        (North Shore CFGA)                             5.750      05/01/2008      11/05/2007 B              156,677
------------------------------------------------------------------------------------------------------------------------------------
          230,000       Nassau County IDA
                        (United Cerebral Palsy)                        5.750      11/01/2007      11/01/2007                231,456
------------------------------------------------------------------------------------------------------------------------------------
        1,125,000       Nassau County IDA
                        (United Cerebral Palsy)                        5.750      11/01/2009      11/06/2008 B            1,130,636
------------------------------------------------------------------------------------------------------------------------------------
          520,000       Nassau County IDA (WORCA)                      6.000      12/01/2019      12/01/2016 A              541,252
------------------------------------------------------------------------------------------------------------------------------------
          145,000       Nassau County IDA, Series C                    6.000      12/01/2019      12/04/2016 A              150,185
------------------------------------------------------------------------------------------------------------------------------------
          650,000       Nassau County Interim Finance Authority 2      5.125      11/15/2021      05/15/2007 A              656,325
------------------------------------------------------------------------------------------------------------------------------------
           80,000       Nassau County Interim Finance Authority        5.375      11/15/2012      05/15/2007 A               80,846
------------------------------------------------------------------------------------------------------------------------------------
           35,000       Nassau County Interim Finance Authority        5.375      11/15/2013      05/15/2007 A               35,370
------------------------------------------------------------------------------------------------------------------------------------
       21,000,000       Nassau County Tobacco Settlement Corp.         0.000 4    06/01/2026      12/03/2015 B           19,371,240
------------------------------------------------------------------------------------------------------------------------------------
          725,000       Nassau County Tobacco Settlement Corp.         6.000      07/15/2017      07/15/2009 F              769,334
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Nassau County Tobacco Settlement Corp.         6.000      07/15/2018      07/15/2009 A               26,529
------------------------------------------------------------------------------------------------------------------------------------
        5,440,000       Nassau County Tobacco Settlement Corp.         6.125      07/15/2018      07/15/2009 A            5,791,206
------------------------------------------------------------------------------------------------------------------------------------
          125,000       Nassau County Tobacco Settlement Corp.         6.200      07/15/2018      07/15/2009 A              133,189
------------------------------------------------------------------------------------------------------------------------------------
        4,530,000       Nassau County Tobacco Settlement Corp.         6.250      07/15/2019      07/15/2009 A            4,831,698
------------------------------------------------------------------------------------------------------------------------------------
        3,620,000       Nassau County Tobacco Settlement Corp.         6.250      07/15/2020      07/15/2009 A            3,861,092
------------------------------------------------------------------------------------------------------------------------------------
        4,125,000       Nassau County Tobacco Settlement Corp.         6.250      07/15/2020 1    07/15/2009 A            4,399,725
------------------------------------------------------------------------------------------------------------------------------------
        2,255,000       Nassau County Tobacco Settlement Corp.         6.250      07/15/2021      07/15/2009 A            2,405,183
------------------------------------------------------------------------------------------------------------------------------------
        4,925,000       Nassau County Tobacco Settlement Corp.         6.300      07/15/2021      07/15/2009 A            5,258,373
------------------------------------------------------------------------------------------------------------------------------------


                    6 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,320,000       Nassau County Tobacco Settlement Corp.         6.300%     07/15/2022      07/15/2009 A    $       1,409,351
------------------------------------------------------------------------------------------------------------------------------------
       18,175,000       Nassau County Tobacco Settlement Corp. 2       6.400      07/15/2033      07/15/2009 A           19,444,887
------------------------------------------------------------------------------------------------------------------------------------
       15,050,000       Nassau County Tobacco Settlement Corp.         6.500      07/15/2027      07/15/2009 A           16,134,353
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Nassau County Tobacco Settlement Corp.         6.600      07/15/2039      07/15/2009 A            5,371,150
------------------------------------------------------------------------------------------------------------------------------------
       12,000,000       Nassau County Tobacco Settlement Corp.
                        (TASC)                                         5.000      06/01/2035      06/01/2016 A           12,123,240
------------------------------------------------------------------------------------------------------------------------------------
          300,000       Nassau IDA (EBS North Hills LLC)               7.000      11/01/2013      12/28/2010 B              315,912
------------------------------------------------------------------------------------------------------------------------------------
          140,000       Nassau IDA (EBS North Hills LLC)               7.000      11/01/2013      12/28/2010 B              147,426
------------------------------------------------------------------------------------------------------------------------------------
          180,000       Nassau IDA (EBS North Hills LLC)               7.000      11/01/2013      12/28/2010 B              189,547
------------------------------------------------------------------------------------------------------------------------------------
          195,000       Nassau IDA (EBS North Hills LLC)               7.000      11/01/2013      03/28/2011 B              205,343
------------------------------------------------------------------------------------------------------------------------------------
          195,000       Nassau IDA (EBS North Hills LLC)               7.000      11/01/2013      03/28/2011 B              205,343
------------------------------------------------------------------------------------------------------------------------------------
           50,000       New Hartford-Sunset Wood
                        Funding Corp.                                  5.950      08/01/2027      08/01/2007 A               51,207
------------------------------------------------------------------------------------------------------------------------------------
        1,290,000       New Rochelle IDA (College of
                        New Rochelle)                                  5.500      07/01/2019      07/01/2009 A            1,346,670
------------------------------------------------------------------------------------------------------------------------------------
          245,000       New Rochelle Municipal Hsg. Authority,
                        Series A                                       5.000      12/01/2008      03/09/2008 B              247,492
------------------------------------------------------------------------------------------------------------------------------------
           80,000       New Rochelle Municipal Hsg. Authority,
                        Series B                                       6.500      12/01/2014      12/01/2008 E               85,150
------------------------------------------------------------------------------------------------------------------------------------
           15,000       New Windsor GO                                 5.300      05/01/2010      11/01/2007 A               15,170
------------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Newark-Wayne Community Hospital                7.600      09/01/2015      09/01/2007 A            1,467,139
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Newburgh GO                                    7.600      04/01/2008      10/01/2007 A               10,195
------------------------------------------------------------------------------------------------------------------------------------
        1,345,000       Newburgh IDA (Bourne & Kenney Redevel.
                        Company)                                       5.650      08/01/2020 1    08/01/2009 A            1,390,273
------------------------------------------------------------------------------------------------------------------------------------
          150,000       Niagara County IDA (American Ref-Fuel
                        Company)                                       5.550      11/15/2024      11/15/2011 A              156,531
------------------------------------------------------------------------------------------------------------------------------------
       13,560,000       Niagara County IDA (Niagara Falls Memorial
                        Medical Center)                                5.500      11/01/2035      12/28/2007 C           13,987,547
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Niagara County IDA (Solid Waste Disposal)      5.450      11/15/2025      11/15/2012 A            5,228,400
------------------------------------------------------------------------------------------------------------------------------------
        7,210,000       Niagara County IDA (Solid Waste Disposal)      5.550      11/15/2024      11/15/2011 A            7,592,923
------------------------------------------------------------------------------------------------------------------------------------
        9,850,000       Niagara County IDA (Solid Waste Disposal)      5.625      11/15/2024      11/15/2012 A           10,319,944
------------------------------------------------------------------------------------------------------------------------------------
          170,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          5.375      05/15/2018      05/15/2009 F              176,438
------------------------------------------------------------------------------------------------------------------------------------
          175,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          5.500      05/15/2019      05/15/2011 A              181,785
------------------------------------------------------------------------------------------------------------------------------------
           90,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          5.500      05/15/2020      05/15/2011 A               93,561
------------------------------------------------------------------------------------------------------------------------------------
        1,175,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          5.875      05/15/2022      05/15/2011 A            1,233,022
------------------------------------------------------------------------------------------------------------------------------------
        1,045,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          6.250      05/15/2034      11/15/2010 A            1,108,672
------------------------------------------------------------------------------------------------------------------------------------


                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         945,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          6.250%     05/15/2040      05/15/2010 A    $       1,002,579
------------------------------------------------------------------------------------------------------------------------------------
       11,995,000       Niagara County Tobacco Asset Securitization
                        Corp.                                          6.750      05/15/2029 1    05/15/2010 A           12,891,746
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Niagara Falls HDC (Niagara Towers)             5.150      10/01/2010      10/01/2008 A               10,139
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Niagara Falls Public Water Authority           5.500      07/15/2034      07/15/2015 A            1,107,060
------------------------------------------------------------------------------------------------------------------------------------
           35,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)        5.000      04/01/2013      04/01/2008 A               35,694
------------------------------------------------------------------------------------------------------------------------------------
        5,360,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)        5.625      04/01/2029 1    04/01/2009 A            5,584,691
------------------------------------------------------------------------------------------------------------------------------------
          210,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)        5.750      04/01/2019      04/01/2009 A              220,126
------------------------------------------------------------------------------------------------------------------------------------
          610,000       North Babylon Volunteer Fire Company           5.750      08/01/2022      08/01/2007 A              631,923
------------------------------------------------------------------------------------------------------------------------------------
           25,000       North Elba GO                                  5.400      06/01/2009      06/01/2007 A               25,072
------------------------------------------------------------------------------------------------------------------------------------
          935,000       NY Counties Tobacco Trust I                    5.800      06/01/2023      11/08/2007 D            1,005,415
------------------------------------------------------------------------------------------------------------------------------------
          225,000       NY Counties Tobacco Trust I                    5.800      06/01/2023      11/08/2007 D              229,966
------------------------------------------------------------------------------------------------------------------------------------
        9,625,000       NY Counties Tobacco Trust I                    6.300      06/01/2019 1    06/01/2010 E           10,492,790
------------------------------------------------------------------------------------------------------------------------------------
        4,670,000       NY Counties Tobacco Trust I 2                  6.300      06/01/2019 1    06/01/2010 A            4,968,740
------------------------------------------------------------------------------------------------------------------------------------
        8,650,000       NY Counties Tobacco Trust I                    6.500      06/01/2035      06/01/2010 E            9,481,265
------------------------------------------------------------------------------------------------------------------------------------
        4,275,000       NY Counties Tobacco Trust I 2                  6.500      06/01/2035      06/01/2010 A            4,569,548
------------------------------------------------------------------------------------------------------------------------------------
        3,295,000       NY Counties Tobacco Trust I 2                  6.625      06/01/2042 1    06/01/2010 A            3,544,201
------------------------------------------------------------------------------------------------------------------------------------
          865,000       NY Counties Tobacco Trust II (TASC)            5.625      06/01/2035      06/01/2012 A              905,482
------------------------------------------------------------------------------------------------------------------------------------
          750,000       NY Counties Tobacco Trust II (TASC)            5.750      06/01/2043      06/01/2012 A              788,040
------------------------------------------------------------------------------------------------------------------------------------
       23,755,000       NY Counties Tobacco Trust II (TASC)            5.250      06/01/2025      03/17/2011 D           24,477,627
------------------------------------------------------------------------------------------------------------------------------------
          150,000       NY Counties Tobacco Trust II (TASC)            5.500      06/01/2011      06/01/2011                159,222
------------------------------------------------------------------------------------------------------------------------------------
        1,055,000       NY Counties Tobacco Trust II (TASC)            5.750      06/01/2013      06/01/2011 A            1,129,219
------------------------------------------------------------------------------------------------------------------------------------
        1,925,000       NY Counties Tobacco Trust II (TASC)            5.750      06/01/2014      06/01/2011 A            2,052,050
------------------------------------------------------------------------------------------------------------------------------------
        2,120,000       NY Counties Tobacco Trust II (TASC)            6.000      06/01/2015      06/01/2011 A            2,272,407
------------------------------------------------------------------------------------------------------------------------------------
        2,330,000       NY Counties Tobacco Trust II (TASC)            6.000      06/01/2016      06/01/2011 A            2,488,300
------------------------------------------------------------------------------------------------------------------------------------
       12,180,000       NY Counties Tobacco Trust III                  5.000      06/01/2027      05/19/2009 D           12,465,986
------------------------------------------------------------------------------------------------------------------------------------
        4,980,000       NY Counties Tobacco Trust III                  5.750      06/01/2033      09/26/2012 D            5,289,457
------------------------------------------------------------------------------------------------------------------------------------
       16,535,000       NY Counties Tobacco Trust III                  6.000      06/01/2043      06/01/2013 A           17,815,470
------------------------------------------------------------------------------------------------------------------------------------
        4,905,000       NY Counties Tobacco Trust IV                   4.250      06/01/2021      12/14/2011 B            4,851,732
------------------------------------------------------------------------------------------------------------------------------------
       38,400,000       NY Counties Tobacco Trust IV (TASC)            0.000 4    06/01/2041      08/03/2019 B           32,113,152
------------------------------------------------------------------------------------------------------------------------------------


                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       4,520,000       NY Counties Tobacco Trust IV (TASC)            4.750%     06/01/2026      10/12/2009 D    $       4,571,302
------------------------------------------------------------------------------------------------------------------------------------
       38,400,000       NY Counties Tobacco Trust IV (TASC)            6.650      06/01/2041      06/01/2010 A            6,324,480
------------------------------------------------------------------------------------------------------------------------------------
       29,000,000       NYC GO 5                                       5.000      06/01/2023      06/01/2015 A           30,599,060
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         0.000 4    03/15/2029      03/15/2011 A               45,685
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         0.000 4    11/15/2037      11/15/2007 A               19,598
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.000      08/01/2015      08/01/2008 A               15,372
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.000      08/15/2016      08/15/2008 A               20,505
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.000      05/15/2018      05/15/2008 A               15,372
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.000      05/15/2018      05/15/2008 A                5,126
------------------------------------------------------------------------------------------------------------------------------------
          235,000       NYC GO                                         5.000      08/01/2018      02/01/2008 A              239,174
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.000      08/01/2018      02/01/2008                 20,421
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.000      08/15/2018      08/15/2008 A               51,134
------------------------------------------------------------------------------------------------------------------------------------
        1,055,000       NYC GO                                         5.000      12/01/2018      12/01/2014 A            1,124,029
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC GO                                         5.000      08/15/2019      08/15/2008 A               91,980
------------------------------------------------------------------------------------------------------------------------------------
          425,000       NYC GO                                         5.000      08/01/2020      08/01/2014 A              449,829
------------------------------------------------------------------------------------------------------------------------------------
          570,000       NYC GO                                         5.000      03/15/2021      03/15/2009 A              584,324
------------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO                                         5.000      08/01/2021      08/01/2015 A            4,233,000
------------------------------------------------------------------------------------------------------------------------------------
          110,000       NYC GO                                         5.000      08/01/2022      02/01/2009 A              112,582
------------------------------------------------------------------------------------------------------------------------------------
           85,000       NYC GO                                         5.000      08/01/2022      02/01/2008 A               86,680
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.000      08/01/2022      02/01/2008 A               25,406
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.000      08/01/2022      08/01/2008 A               10,255
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      08/01/2022      08/01/2015 A            1,056,800
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC GO                                         5.000      08/01/2022      08/01/2010 A               66,293
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.000      08/01/2022      08/01/2008 A               25,637
------------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC GO                                         5.000      08/01/2022      08/01/2015 A            1,585,200
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.000      08/01/2022      08/01/2008 A               10,255
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC GO                                         5.000      08/15/2022      08/15/2008 A               30,853
------------------------------------------------------------------------------------------------------------------------------------
          175,000       NYC GO                                         5.000      08/15/2022      08/15/2008 A              178,756
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                         5.000      09/15/2022      09/15/2013 A               41,828
------------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC GO                                         5.000      11/01/2022      11/01/2014 A            2,634,500
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.000      05/15/2023      05/15/2008 A               15,346
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      08/01/2023      08/01/2015 A            1,056,080
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYC GO                                         5.000      08/01/2023      08/01/2008 A              254,940
------------------------------------------------------------------------------------------------------------------------------------
          615,000       NYC GO                                         5.000      08/01/2023      08/01/2015 A              649,489
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.000      08/01/2023      02/01/2008 A               50,988
------------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO                                         5.000      08/01/2023      08/01/2015 A            4,224,320
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.000      08/01/2023      02/01/2008 A               10,213
------------------------------------------------------------------------------------------------------------------------------------
        1,105,000       NYC GO                                         5.000      08/01/2023      02/01/2008 A            1,123,807
------------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC GO                                         5.000      08/15/2023      08/15/2014 A           10,505,600
------------------------------------------------------------------------------------------------------------------------------------
        6,750,000       NYC GO                                         5.000      11/01/2023      11/01/2014 A            7,108,695
------------------------------------------------------------------------------------------------------------------------------------
       11,340,000       NYC GO                                         5.000      12/01/2023      12/01/2014 A           12,028,225
------------------------------------------------------------------------------------------------------------------------------------


                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       8,500,000       NYC GO                                         5.000%     04/01/2024      04/01/2016 A    $       8,995,550
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC GO                                         5.000      04/15/2024      04/15/2009 A               92,916
------------------------------------------------------------------------------------------------------------------------------------
       15,000,000       NYC GO                                         5.000      06/01/2024      06/01/2016 A           15,886,950
------------------------------------------------------------------------------------------------------------------------------------
        1,150,000       NYC GO                                         5.000      08/01/2024      08/01/2015 A            1,212,836
------------------------------------------------------------------------------------------------------------------------------------
        3,040,000       NYC GO                                         5.000      08/01/2024      08/01/2015 A            3,206,106
------------------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC GO                                         5.000      08/01/2024      02/01/2016 A            8,458,880
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                         5.000      09/01/2024      09/01/2015 A            5,275,600
------------------------------------------------------------------------------------------------------------------------------------
        3,635,000       NYC GO                                         5.000      12/01/2024      12/01/2014 A            3,855,608
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      01/01/2025      01/01/2017 A            1,060,540
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      02/01/2025      02/01/2017 A            1,060,960
------------------------------------------------------------------------------------------------------------------------------------
        8,150,000       NYC GO                                         5.000      03/01/2025      03/01/2015 A            8,565,487
------------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                         5.000      06/01/2025      06/01/2015 A            6,313,860
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      08/01/2025      08/01/2015 A            1,053,200
------------------------------------------------------------------------------------------------------------------------------------
        5,335,000       NYC GO                                         5.000      09/01/2025      09/01/2015 A            5,621,329
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.000      12/01/2025      12/01/2014 A            1,057,310
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                         5.000      04/01/2026      04/01/2015 A            5,250,400
------------------------------------------------------------------------------------------------------------------------------------
        6,920,000       NYC GO                                         5.000      08/01/2026      08/01/2015 A            7,278,248
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                         5.000      08/01/2026      08/01/2015 A            5,258,850
------------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO                                         5.000      08/01/2026      08/01/2015 A            4,207,080
------------------------------------------------------------------------------------------------------------------------------------
        1,830,000       NYC GO                                         5.000      11/01/2027      11/01/2014 A            1,918,755
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC GO                                         5.000      03/15/2029      03/15/2009 A               92,210
------------------------------------------------------------------------------------------------------------------------------------
          125,000       NYC GO                                         5.000      03/15/2029      03/15/2009 A              127,858
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.000      03/15/2029      03/15/2009 A               10,358
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.000      04/15/2029      04/15/2009 A               10,252
------------------------------------------------------------------------------------------------------------------------------------
        6,450,000       NYC GO                                         5.000      03/01/2030      03/01/2015 A            6,765,534
------------------------------------------------------------------------------------------------------------------------------------
          270,000       NYC GO                                         5.100      08/15/2027      08/15/2014 A              284,405
------------------------------------------------------------------------------------------------------------------------------------
          195,000       NYC GO                                         5.125      08/01/2011      02/01/2008 A              198,970
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.125      08/01/2018      08/01/2008 A               25,598
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.125      03/15/2019      03/15/2009 A               10,388
------------------------------------------------------------------------------------------------------------------------------------
        8,360,000       NYC GO                                         5.125      08/01/2022      02/01/2009 A            8,511,065
------------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC GO                                         5.125      03/15/2025      03/15/2012 A              211,592
------------------------------------------------------------------------------------------------------------------------------------
           80,000       NYC GO                                         5.125      08/01/2025      02/01/2008 A               81,386
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         5.125      08/01/2025      08/01/2008 A               46,160
------------------------------------------------------------------------------------------------------------------------------------
          415,000       NYC GO                                         5.125      08/01/2025      08/01/2008 A              424,167
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.125      03/01/2028      03/01/2008 A               10,237
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.125      05/15/2029      05/15/2009 A               25,833
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.125      05/15/2029      05/15/2009 A               15,617
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.200      08/01/2021      08/01/2008 A               51,205
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.200      08/01/2021      08/01/2008 A               20,602
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.250      08/01/2011      08/01/2007 A               50,736
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.250      05/01/2012      11/01/2007 A               25,033
------------------------------------------------------------------------------------------------------------------------------------
           95,000       NYC GO                                         5.250      08/01/2012      08/01/2007 A               96,378
------------------------------------------------------------------------------------------------------------------------------------


                    10 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          50,000       NYC GO                                         5.250%     08/15/2013      08/15/2008 A    $          51,456
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.250      02/01/2014      02/01/2008 A               51,069
------------------------------------------------------------------------------------------------------------------------------------
          245,000       NYC GO                                         5.250      08/01/2015      02/01/2008 A              250,319
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         5.250      08/01/2015      08/01/2007 A               45,653
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.250      08/01/2015      08/01/2007 A                5,076
------------------------------------------------------------------------------------------------------------------------------------
          245,000       NYC GO                                         5.250      08/01/2015      08/01/2007 A              248,555
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.250      08/01/2016      02/01/2008 A               20,428
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.250      08/01/2016      08/01/2007 A                5,076
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         5.250      08/01/2016      08/01/2007 A               45,653
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYC GO                                         5.250      08/01/2017      02/01/2008 A               76,516
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC GO                                         5.250      08/01/2019      08/01/2008 A               92,251
------------------------------------------------------------------------------------------------------------------------------------
          305,000       NYC GO                                         5.250      08/01/2020      08/01/2007 A              309,197
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.250      08/01/2020      08/01/2007 A                5,076
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.250      08/01/2020      08/01/2007 A                5,076
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         5.250      08/01/2020      08/01/2007 A               45,676
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.250      05/01/2021      11/01/2007 A               10,013
------------------------------------------------------------------------------------------------------------------------------------
          375,000       NYC GO                                         5.250      08/01/2021      08/01/2007 A              380,160
------------------------------------------------------------------------------------------------------------------------------------
        2,785,000       NYC GO                                         5.250      08/01/2021      08/01/2007 A            2,827,917
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.250      08/01/2021      08/01/2007 A                5,076
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                         5.250      11/15/2021 1    11/15/2007 A               40,684
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.250      01/15/2023      01/15/2013 A               26,500
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.250      08/15/2023      08/15/2008 A               15,382
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                         5.250      08/15/2024      08/15/2014 A            1,070,210
------------------------------------------------------------------------------------------------------------------------------------
        5,110,000       NYC GO                                         5.250      08/15/2026      08/15/2014 A            5,462,079
------------------------------------------------------------------------------------------------------------------------------------
          160,000       NYC GO                                         5.250      06/01/2027      06/01/2012 A              168,446
------------------------------------------------------------------------------------------------------------------------------------
          220,000       NYC GO                                         5.250      01/15/2028      01/15/2013 A              232,738
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.250      01/15/2033      01/15/2013 A               21,661
------------------------------------------------------------------------------------------------------------------------------------
          180,000       NYC GO                                         5.250      01/15/2033      01/15/2013 A              190,231
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.300      08/01/2024      08/01/2008 A               20,519
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                         5.300      01/15/2026      01/15/2013 A               43,426
------------------------------------------------------------------------------------------------------------------------------------
           95,000       NYC GO                                         5.300      01/15/2026      01/15/2013 A              100,934
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.350      08/01/2013      02/01/2008 A               20,449
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC GO                                         5.375      08/01/2015      08/01/2008 A            2,059,040
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.375      08/01/2017      08/01/2010 A               53,062
------------------------------------------------------------------------------------------------------------------------------------
          155,000       NYC GO                                         5.375      08/01/2017      08/01/2007 A              157,244
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                         5.375      11/15/2017      11/15/2007 A               40,737
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.375      08/01/2019      08/01/2009 A               10,399
------------------------------------------------------------------------------------------------------------------------------------
           85,000       NYC GO                                         5.375      08/01/2019      02/01/2008 A               86,783
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         5.375      08/01/2019      02/01/2008 A               51,210
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.375      08/01/2020      08/01/2009 A                5,199
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.375      08/01/2022      08/01/2007 A               25,360
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         5.375      08/01/2022      08/01/2007 A               25,385
------------------------------------------------------------------------------------------------------------------------------------


                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         220,000       NYC GO                                         5.375%     03/01/2027      03/01/2013 A    $         240,095
------------------------------------------------------------------------------------------------------------------------------------
           85,000       NYC GO                                         5.375      03/01/2027      03/01/2013 A               90,849
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         5.375      08/01/2027      08/01/2008 A                5,164
------------------------------------------------------------------------------------------------------------------------------------
          580,000       NYC GO                                         5.375      08/01/2027      08/01/2008 A              597,272
------------------------------------------------------------------------------------------------------------------------------------
          350,000       NYC GO                                         5.375      11/15/2027      11/15/2007 A              356,731
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC GO                                         5.400      08/01/2011      08/01/2007 A               35,532
------------------------------------------------------------------------------------------------------------------------------------
          135,000       NYC GO                                         5.500      08/01/2010      08/01/2007 E              137,066
------------------------------------------------------------------------------------------------------------------------------------
          280,000       NYC GO                                         5.500      08/01/2022      08/01/2007 A              284,228
------------------------------------------------------------------------------------------------------------------------------------
          810,000       NYC GO                                         5.500      06/01/2023      06/01/2013 A              875,108
------------------------------------------------------------------------------------------------------------------------------------
        6,825,000       NYC GO                                         5.500      06/01/2023      06/01/2013 A            7,502,654
------------------------------------------------------------------------------------------------------------------------------------
        1,630,000       NYC GO                                         5.500      05/15/2024 1    05/15/2010 A            1,721,394
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                         5.500      02/15/2026      08/15/2007 A               20,139
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC GO                                         5.500      02/15/2026      08/15/2007 A               65,584
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.500      11/15/2037      11/15/2007 A               10,196
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.600      12/01/2009      06/01/2007 A               10,029
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.600      12/01/2010      06/01/2007 A               15,045
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC GO                                         5.600      12/01/2013      06/01/2007 A               30,086
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         5.625      08/15/2008      08/15/2007 A               45,295
------------------------------------------------------------------------------------------------------------------------------------
          185,000       NYC GO                                         5.625      08/15/2009      08/15/2007 A              186,214
------------------------------------------------------------------------------------------------------------------------------------
           95,000       NYC GO                                         5.625      10/01/2020      10/01/2007 A               95,631
------------------------------------------------------------------------------------------------------------------------------------
          220,000       NYC GO                                         5.700      08/15/2010      08/15/2007 A              221,456
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.750      05/15/2012      05/15/2007 A               10,016
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         5.750      05/15/2012      05/15/2007 A               10,015
------------------------------------------------------------------------------------------------------------------------------------
        1,910,000       NYC GO                                         5.750      08/01/2012      08/01/2007 A            1,940,789
------------------------------------------------------------------------------------------------------------------------------------
          465,000       NYC GO                                         5.750      03/01/2018      03/01/2013 A              516,680
------------------------------------------------------------------------------------------------------------------------------------
          570,000       NYC GO                                         5.750      03/01/2018      03/01/2013 A              622,719
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC GO                                         5.750      08/01/2018      08/01/2012 A              543,895
------------------------------------------------------------------------------------------------------------------------------------
          190,000       NYC GO                                         5.750      08/01/2018      08/01/2012 A              209,517
------------------------------------------------------------------------------------------------------------------------------------
          310,000       NYC GO                                         5.750      08/01/2018      08/01/2012 A              336,592
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC GO                                         5.750      03/01/2020      03/01/2013 A              555,570
------------------------------------------------------------------------------------------------------------------------------------
        5,010,000       NYC GO                                         5.750      03/01/2021      03/01/2013 E            5,566,811
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         5.875      11/01/2011      11/01/2008 A               15,248
------------------------------------------------------------------------------------------------------------------------------------
           55,000       NYC GO                                         5.875      08/01/2015      08/01/2007 A               55,906
------------------------------------------------------------------------------------------------------------------------------------
        7,155,000       NYC GO                                         5.875      06/01/2019      06/01/2012 A            7,806,892
------------------------------------------------------------------------------------------------------------------------------------
          505,000       NYC GO                                         5.875      08/01/2019      08/01/2012 E              559,909
------------------------------------------------------------------------------------------------------------------------------------
        4,770,000       NYC GO                                         5.875      08/01/2019      08/01/2012 A            5,217,188
------------------------------------------------------------------------------------------------------------------------------------
        5,495,000       NYC GO                                         5.875      06/01/2020      06/01/2012 A            5,995,649
------------------------------------------------------------------------------------------------------------------------------------
        6,645,000       NYC GO                                         5.875      06/01/2021      06/01/2012 A            7,250,426
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         6.000      05/15/2010      05/15/2007 A               15,026
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                         6.000      05/15/2011      05/15/2007 A               50,085
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         6.000      02/01/2012      08/01/2007 A                5,083
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                         6.000      04/15/2012      10/15/2007 A               25,292
------------------------------------------------------------------------------------------------------------------------------------


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         140,000       NYC GO                                         6.000%     08/01/2013      08/01/2007 A    $         142,359
------------------------------------------------------------------------------------------------------------------------------------
          580,000       NYC GO                                         6.000      08/01/2017      08/01/2007 A              589,808
------------------------------------------------------------------------------------------------------------------------------------
          670,000       NYC GO                                         6.000      08/01/2017      08/01/2007 A              681,330
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         6.000      05/15/2018      05/15/2010 A               10,722
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         6.000      02/01/2022      08/01/2007 A                5,083
------------------------------------------------------------------------------------------------------------------------------------
          115,000       NYC GO                                         6.000      05/15/2022      05/15/2010 A              124,200
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         6.000      05/15/2022      05/15/2010 A               16,060
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC GO                                         6.000      02/15/2024      08/15/2007 A               35,320
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC GO                                         6.125      08/01/2025 1    08/01/2007 A               10,173
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         6.125      08/01/2025      08/01/2007 A               45,772
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         6.125      08/01/2025      08/01/2007 A                5,086
------------------------------------------------------------------------------------------------------------------------------------
          825,000       NYC GO                                         6.250      08/01/2009      08/01/2007 A              838,943
------------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC GO                                         6.250      08/01/2009      08/01/2007 A               61,022
------------------------------------------------------------------------------------------------------------------------------------
          255,000       NYC GO                                         6.350      05/15/2014      05/15/2008 A              264,524
------------------------------------------------------------------------------------------------------------------------------------
        1,130,000       NYC GO                                         6.500      05/15/2017      05/15/2010 A            1,228,039
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         7.000      02/01/2009      08/01/2007 A                5,052
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         7.000      12/01/2010      06/01/2007 A                5,026
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         7.000      02/01/2011      08/01/2007 A                5,054
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC GO                                         7.000      02/01/2012      08/01/2007 A               30,307
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                         7.000      02/01/2018      08/01/2007 A                5,013
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                         7.500      02/01/2009      08/01/2007 A               15,045
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYC GO                                         7.750      08/15/2027      08/15/2007 A               45,636
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO DIAMONDS                                0.000 4    08/01/2025 1    08/01/2007 A               24,854
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYC GO RIBS                                    7.484 6    08/13/2009      08/01/2007 A              100,305
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO RIBS                                    7.484 6    07/29/2010      08/01/2007 A               50,151
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO RIBS                                    7.582 6    08/27/2015      08/01/2007 A               50,155
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC GO RIBS                                    7.968 6    08/29/2008      08/01/2007 A               90,275
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYC GO RIBS                                    8.066 6    08/22/2013      08/01/2007 A              100,309
------------------------------------------------------------------------------------------------------------------------------------
          450,000       NYC GO RIBS                                    8.370 6    09/01/2011      08/01/2007 A              457,074
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC HDC (Barclay Avenue)                       5.750      04/01/2007      04/01/2007                 35,001
------------------------------------------------------------------------------------------------------------------------------------
          285,000       NYC HDC (Multifamily Hsg.)                     5.050      11/01/2023      11/01/2012 A              294,690
------------------------------------------------------------------------------------------------------------------------------------
        4,610,000       NYC HDC (Multifamily Hsg.)                     5.250      11/01/2030      05/01/2014 A            4,850,458
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC HDC (Multifamily Hsg.)                     5.250      11/01/2031      11/01/2010 A               20,566
------------------------------------------------------------------------------------------------------------------------------------
          900,000       NYC HDC (Multifamily Hsg.),
                        Series A                                       5.375      11/01/2023      05/01/2012 A              932,922
------------------------------------------------------------------------------------------------------------------------------------
          450,000       NYC HDC (Multifamily Hsg.),
                        Series A                                       5.500      11/01/2009      05/01/2008 A              450,423
------------------------------------------------------------------------------------------------------------------------------------
          845,000       NYC HDC (Multifamily Hsg.),
                        Series A                                       5.625      05/01/2012      05/01/2008 A              858,131
------------------------------------------------------------------------------------------------------------------------------------
        1,200,000       NYC HDC (Multifamily Hsg.), Series E           6.250      05/01/2036      11/01/2009 A            1,276,032
------------------------------------------------------------------------------------------------------------------------------------
        4,450,000       NYC HDC, Series A 2                            5.000      07/01/2025      07/01/2015 A            4,726,123
------------------------------------------------------------------------------------------------------------------------------------
          185,000       NYC HDC, Series A 2                            5.000      07/01/2010      07/01/2010 A              192,844
------------------------------------------------------------------------------------------------------------------------------------
       17,510,000       NYC HDC, Series A 5                            5.000      07/01/2025      07/01/2015 A           18,596,583
------------------------------------------------------------------------------------------------------------------------------------


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       2,215,000       NYC HDC, Series C 2                            5.000%     11/01/2026      11/01/2015 A    $       2,282,713
------------------------------------------------------------------------------------------------------------------------------------
       27,700,000       NYC Health & Hospital Corp.                    5.250      02/15/2017 1    02/15/2010 A           28,490,835
------------------------------------------------------------------------------------------------------------------------------------
        1,010,000       NYC Health & Hospital Corp.                    5.450      02/15/2026      02/15/2012 A            1,060,672
------------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC Health & Hospital Corp. (Health System)    5.250      02/15/2022      02/15/2013 A            3,212,310
------------------------------------------------------------------------------------------------------------------------------------
          705,000       NYC IDA (Acme Architectural Products)          5.875      11/01/2009      10/14/2008 B              708,335
------------------------------------------------------------------------------------------------------------------------------------
        9,400,000       NYC IDA (AIRIS JFK I/JFK International
                        Airport)                                       5.500      07/01/2028      07/01/2011 A            9,826,008
------------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC IDA (AIRIS JFK I/JFK International
                        Airport)                                       6.000      07/01/2015      07/01/2011 A           10,506,800
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYC IDA (Anti-Defamation
                        League Foundation)                             5.500      06/01/2022      06/01/2007 A               76,716
------------------------------------------------------------------------------------------------------------------------------------
          195,000       NYC IDA (Atlantic Veal & Lamb)                 7.250      12/01/2008      04/07/2008 B              198,793
------------------------------------------------------------------------------------------------------------------------------------
        3,370,000       NYC IDA (Beth Abraham Health Services)         6.000      02/15/2013      10/10/2010 B            3,519,729
------------------------------------------------------------------------------------------------------------------------------------
          830,000       NYC IDA (Beth Abraham Health Services)         6.000      11/15/2013      04/28/2010 B              870,753
------------------------------------------------------------------------------------------------------------------------------------
          400,000       NYC IDA (Beth Abraham Health Services)         6.000      11/15/2013      08/04/2010 B              419,640
------------------------------------------------------------------------------------------------------------------------------------
          855,000       NYC IDA (Calhoun School)                       6.250      12/01/2016      12/01/2016                903,812
------------------------------------------------------------------------------------------------------------------------------------
        5,620,000       NYC IDA (Calhoun School)                       6.250      12/01/2017      07/17/2013 B            5,630,285
------------------------------------------------------------------------------------------------------------------------------------
          655,000       NYC IDA (Center for Elimination of Family
                        Violence)                                      6.250      11/01/2016      10/21/2012 B              668,297
------------------------------------------------------------------------------------------------------------------------------------
        7,625,000       NYC IDA (Chapin School)                        4.800      11/01/2018      11/01/2018              7,612,038
------------------------------------------------------------------------------------------------------------------------------------
          220,000       NYC IDA (Chardan Corp.)                        6.250      11/01/2008      04/30/2008 B              220,235
------------------------------------------------------------------------------------------------------------------------------------
          235,000       NYC IDA (College of Aeronautics)               5.500      05/01/2012      05/01/2008 A              244,214
------------------------------------------------------------------------------------------------------------------------------------
          300,000       NYC IDA (College of New Rochelle)              6.200      09/01/2010 1    09/01/2007 A              302,742
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (College of New Rochelle)              6.300      09/01/2015 1    09/01/2007 A              504,315
------------------------------------------------------------------------------------------------------------------------------------
          855,000       NYC IDA (Comprehensive Care Management)        5.625      11/01/2015      11/01/2015                870,672
------------------------------------------------------------------------------------------------------------------------------------
          650,000       NYC IDA (Comprehensive Care Management)        5.625      11/01/2015      11/01/2015                661,915
------------------------------------------------------------------------------------------------------------------------------------
          195,000       NYC IDA (Comprehensive Care Management)        5.750      11/01/2008      04/30/2008 B              196,796
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYC IDA (Comprehensive Care Management)        5.750      11/01/2008      04/30/2008 B               75,320
------------------------------------------------------------------------------------------------------------------------------------
        2,900,000       NYC IDA (Comprehensive Care Management)        5.750      08/01/2018      12/04/2014 B            2,950,083
------------------------------------------------------------------------------------------------------------------------------------
        2,945,000       NYC IDA (Comprehensive Care Management)        5.750      11/01/2018      12/04/2014 B            2,995,860
------------------------------------------------------------------------------------------------------------------------------------
        3,070,000       NYC IDA (Comprehensive Care Management)        5.750      05/01/2019      12/03/2015              3,138,952
------------------------------------------------------------------------------------------------------------------------------------
          245,000       NYC IDA (Essie Cosmetics)                      5.500      11/01/2008      04/22/2008 B              245,152
------------------------------------------------------------------------------------------------------------------------------------
          870,000       NYC IDA (Family Support Systems)               6.500      11/01/2014      11/01/2007 A              870,635
------------------------------------------------------------------------------------------------------------------------------------
          210,000       NYC IDA (Gabrielli Truck Sales)                7.250      12/01/2007      12/01/2007                212,138
------------------------------------------------------------------------------------------------------------------------------------
        1,025,000       NYC IDA (Global Country World Peace)           6.250      11/01/2015      12/19/2012 B            1,038,622
------------------------------------------------------------------------------------------------------------------------------------


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         955,000       NYC IDA (Global Country
                        World Peace)                                   6.250%     11/01/2025      10/20/2012 B    $         955,105
------------------------------------------------------------------------------------------------------------------------------------
        1,530,000       NYC IDA (Gourmet Boutique)                     5.250      05/01/2013      11/23/2011 B            1,530,903
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Independent Living Assoc.)            6.200      07/01/2020      12/19/2014 D              510,780
------------------------------------------------------------------------------------------------------------------------------------
       35,625,000       NYC IDA (Japan Airlines)                       6.000      11/01/2015      11/01/2007 A           35,695,181
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYC IDA (Julia Gray)                           6.500      11/01/2007      11/01/2007                 75,234
------------------------------------------------------------------------------------------------------------------------------------
        2,355,000       NYC IDA (Lycee Francais De New York)           5.500      06/01/2013      12/01/2012 A            2,524,065
------------------------------------------------------------------------------------------------------------------------------------
          730,000       NYC IDA (Lycee Francais De New York)           5.500      06/01/2015      12/01/2012 A              778,983
------------------------------------------------------------------------------------------------------------------------------------
        2,880,000       NYC IDA (Lycee Francais De New York)           5.500      06/01/2016      12/01/2012 A            3,064,262
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC IDA (Lycee Francais De New York)           5.500      06/01/2017      12/01/2012 A            2,126,320
------------------------------------------------------------------------------------------------------------------------------------
        3,210,000       NYC IDA (Lycee Francais De New York)           5.500      06/01/2018      12/01/2012 A            3,410,079
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYC IDA (Marymount School of New York)         5.125      09/01/2021      09/01/2013 A              259,253
------------------------------------------------------------------------------------------------------------------------------------
        1,800,000       NYC IDA (Metropolitan College of New York)     5.750      03/01/2020      12/14/2017 B            1,790,982
------------------------------------------------------------------------------------------------------------------------------------
        4,585,000       NYC IDA (MMC Corp.)                            5.125      11/01/2025      11/01/2010 A            4,728,511
------------------------------------------------------------------------------------------------------------------------------------
        5,865,000       NYC IDA (MMC Corp.)                            5.125      11/01/2035      11/01/2010 A            6,038,721
------------------------------------------------------------------------------------------------------------------------------------
          125,000       NYC IDA (Morrisons Pastry)                     5.750      11/01/2009      11/01/2007                125,131
------------------------------------------------------------------------------------------------------------------------------------
        1,810,000       NYC IDA (Polytechnic University)               5.250      11/01/2008      11/01/2008              1,819,068
------------------------------------------------------------------------------------------------------------------------------------
        2,005,000       NYC IDA (Polytechnic University)               5.750      11/01/2010      11/01/2010              2,057,351
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Polytechnic University)               5.750      11/01/2012      11/01/2010 A              518,250
------------------------------------------------------------------------------------------------------------------------------------
          255,000       NYC IDA (Precision Gear)                       5.875      11/01/2009      11/07/2008 B              258,733
------------------------------------------------------------------------------------------------------------------------------------
          210,000       NYC IDA (Precision Gear)                       5.875      11/01/2009      09/09/2008 B              212,337
------------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC IDA (Precision Gear)                       6.500      11/01/2008      11/01/2008                 61,032
------------------------------------------------------------------------------------------------------------------------------------
        1,200,000       NYC IDA (Reece School)                         6.500      12/01/2017      12/14/2013 B            1,219,908
------------------------------------------------------------------------------------------------------------------------------------
          405,000       NYC IDA (Reece School)                         6.500      12/01/2017      12/18/2013 B              405,049
------------------------------------------------------------------------------------------------------------------------------------
          225,000       NYC IDA (Rockefeller Foundation)               5.375      07/01/2023      07/01/2007 A              226,163
------------------------------------------------------------------------------------------------------------------------------------
        3,705,000       NYC IDA (Rosco, Inc.)                          6.125      06/01/2022      06/01/2007 C            3,720,228
------------------------------------------------------------------------------------------------------------------------------------
        4,100,000       NYC IDA (Samaritan Aids Services)              5.000      11/01/2024      11/01/2011 A            4,237,965
------------------------------------------------------------------------------------------------------------------------------------
          890,000       NYC IDA (Showman Fabricators)                  7.125      11/01/2013      11/24/2010 B              903,991
------------------------------------------------------------------------------------------------------------------------------------
          495,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                       5.950      07/01/2008      01/05/2008 B              502,405
------------------------------------------------------------------------------------------------------------------------------------
        1,240,000       NYC IDA (Stallion)                             5.000      11/01/2016      11/01/2016              1,237,632
------------------------------------------------------------------------------------------------------------------------------------
        1,265,000       NYC IDA (Studio School)                        6.250      11/01/2018      11/12/2016 B            1,271,312
------------------------------------------------------------------------------------------------------------------------------------
        5,855,000       NYC IDA (Terminal One Group Assoc.)            5.500      01/01/2017      01/01/2016 A            6,393,836
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC IDA (Terminal One Group Assoc.) 2          5.500      01/01/2018      01/01/2016 A            5,437,250
------------------------------------------------------------------------------------------------------------------------------------
       11,670,000       NYC IDA (Terminal One Group Assoc.)            5.500      01/01/2019      01/01/2016 A           12,655,065
------------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC IDA (Terminal One Group Assoc.) 2          5.500      01/01/2020      01/01/2016 A            2,714,825
------------------------------------------------------------------------------------------------------------------------------------


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       2,000,000       NYC IDA (Terminal One Group Assoc.) 2          5.500%     01/01/2021      01/01/2016 A    $       2,170,340
------------------------------------------------------------------------------------------------------------------------------------
       22,500,000       NYC IDA (Terminal One Group Assoc.)            5.500      01/01/2024      01/01/2016 A           24,365,250
------------------------------------------------------------------------------------------------------------------------------------
        1,830,000       NYC IDA (The Child School)                     7.000      06/01/2013      12/06/2010 B            1,972,136
------------------------------------------------------------------------------------------------------------------------------------
          180,000       NYC IDA (United Nations School)                6.150      12/01/2007      12/01/2007                182,392
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Urban Resource Institute)             5.250      03/01/2023      03/01/2013 A            1,073,450
------------------------------------------------------------------------------------------------------------------------------------
        1,160,000       NYC IDA (Urban Resource Institute)             6.500      11/01/2013      11/04/2010 B            1,206,678
------------------------------------------------------------------------------------------------------------------------------------
          925,000       NYC IDA (Vaughn College Aeronautics)           5.000      12/01/2016      12/01/2016                940,910
------------------------------------------------------------------------------------------------------------------------------------
        3,225,000       NYC IDA (Vaughn College Aeronautics)           5.000      12/01/2016      12/01/2016              3,280,470
------------------------------------------------------------------------------------------------------------------------------------
        4,600,000       NYC IDA (Visy Paper)                           7.800      01/01/2016      07/01/2007 A            4,659,110
------------------------------------------------------------------------------------------------------------------------------------
          765,000       NYC IDA (Vocational Instruction)               7.250      02/01/2013      04/21/2010 B              650,594
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYC IDA (World Casing Corp.)                   5.950      11/01/2007      11/01/2007                 89,961
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (YMCA of Greater NY)                   5.250      08/01/2021      02/01/2011 A              517,410
------------------------------------------------------------------------------------------------------------------------------------
        6,490,000       NYC IDA (YMCA of Greater NY)                   5.800      08/01/2016 1    01/01/2009 A            6,672,953
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Zeluck, Inc.)                         6.250      11/01/2011      11/01/2007 A              502,110
------------------------------------------------------------------------------------------------------------------------------------
       16,350,000       NYC IDA Special Facilities (JFK
                        International Airport)                         8.000      08/01/2012      08/01/2012             18,739,389
------------------------------------------------------------------------------------------------------------------------------------
       15,010,000       NYC Municipal Water Finance Authority          5.000      06/15/2034      06/15/2013 A           15,634,266
------------------------------------------------------------------------------------------------------------------------------------
        3,085,000       NYC Municipal Water Finance Authority 2        5.125      06/15/2021      06/15/2007 A            3,125,290
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority          5.125      06/15/2030      06/15/2007 A               50,645
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC Municipal Water Finance Authority          4.875      06/15/2021      06/15/2008 A               20,391
------------------------------------------------------------------------------------------------------------------------------------
          815,000       NYC Municipal Water Finance Authority          5.000      06/15/2021      06/15/2007 A              825,440
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC Municipal Water Finance Authority          5.000      06/15/2027      06/15/2008 A               35,753
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC Municipal Water Finance Authority          5.000      06/15/2027      06/15/2008 A               66,453
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority          5.000      06/15/2027      06/15/2008 A               51,118
------------------------------------------------------------------------------------------------------------------------------------
          105,000       NYC Municipal Water Finance Authority          5.000      06/15/2029      06/15/2009 A              108,282
------------------------------------------------------------------------------------------------------------------------------------
           85,000       NYC Municipal Water Finance Authority          5.125      06/15/2017 1    06/15/2007 A               86,087
------------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC Municipal Water Finance Authority          5.125      06/15/2021      06/15/2007 A              202,612
------------------------------------------------------------------------------------------------------------------------------------
          225,000       NYC Municipal Water Finance Authority          5.125      06/15/2021      06/15/2007 A              227,939
------------------------------------------------------------------------------------------------------------------------------------
           55,000       NYC Municipal Water Finance Authority          5.125      06/15/2021      06/15/2007 A               55,718
------------------------------------------------------------------------------------------------------------------------------------
          175,000       NYC Municipal Water Finance Authority          5.125      06/15/2021      06/15/2007 A              177,207
------------------------------------------------------------------------------------------------------------------------------------


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          65,000       NYC Municipal Water Finance Authority          5.125%     06/15/2022      06/15/2008 A    $          65,827
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC Municipal Water Finance Authority          5.125      06/15/2030      06/15/2007 A               65,839
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC Municipal Water Finance Authority          5.125      06/15/2031      06/15/2011 A            2,085,840
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC Municipal Water Finance Authority          5.200      06/15/2013      06/15/2007 A               10,130
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC Municipal Water Finance Authority          5.250      06/15/2018      06/15/2007 A               35,464
------------------------------------------------------------------------------------------------------------------------------------
          390,000       NYC Municipal Water Finance Authority          5.375      06/15/2007      06/15/2007                390,530
------------------------------------------------------------------------------------------------------------------------------------
          855,000       NYC Municipal Water Finance Authority          5.750      06/15/2013 1    06/15/2007 A              888,670
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority          5.750      06/15/2013 1    06/15/2007 E               51,969
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC Transitional Finance Authority             5.000      05/01/2026 1    05/01/2008 A               30,739
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYC Transitional Finance Authority             5.000      05/01/2026 1    05/01/2008 A               35,740
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC Transitional Finance Authority, Series E   5.000      02/01/2026      02/01/2013 A            2,090,900
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC Trust for Cultural Resources (American
                        Museum of Natural History)                     5.250      07/01/2019      07/01/2009 A               10,449
------------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC Trust for Cultural Resources (American
                        Museum of Natural History)                     5.600      04/01/2018      10/01/2007 A              202,276
------------------------------------------------------------------------------------------------------------------------------------
        4,945,000       NYC Trust for Cultural Resources (American
                        Museum of Natural History)                     5.650      04/01/2022      10/01/2007 A            5,001,472
------------------------------------------------------------------------------------------------------------------------------------
       15,250,000       NYC Trust for Cultural Resources (American
                        Museum of Natural History)                     5.650      04/01/2027 1    10/01/2007 A           15,424,155
------------------------------------------------------------------------------------------------------------------------------------
          795,000       NYC Trust for Cultural Resources (Museum of
                        American Folk Art)                             6.000      07/01/2022 1    07/01/2010 A              852,622
------------------------------------------------------------------------------------------------------------------------------------
        2,720,000       NYC Trust for Cultural Resources (Museum of
                        American Folk Art)                             6.125      07/01/2030 1    07/01/2010 A            2,926,149
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYC Trust for Cultural Resources (Museum of
                        Modern Art)                                    5.125      07/01/2031      07/01/2012 A              264,160
------------------------------------------------------------------------------------------------------------------------------------
          595,000       NYC Trust for Cultural Resources (Museum of
                        Modern Art)                                    5.500      01/01/2016      07/01/2007 A              607,739
------------------------------------------------------------------------------------------------------------------------------------
        1,035,000       NYC Trust for Cultural Resources (Museum of
                        Modern Art)                                    5.500      01/01/2021      07/01/2007 A            1,057,273
------------------------------------------------------------------------------------------------------------------------------------
          120,000       NYS DA (Albany Memorial Hospital)              5.500      07/01/2010 1    07/01/2007 A              120,352
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Amsterdam Memorial Hospital)           6.000      08/01/2016      08/01/2007 A               15,326
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (Amsterdam Memorial Hospital)           6.000      08/01/2025      08/01/2007 A               25,539
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (Audit & Control)                       5.500      04/01/2023      04/01/2009 A               26,113
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYS DA (Augustana Lutheran Home)               5.500      02/01/2041 1    02/01/2012 A              265,500
------------------------------------------------------------------------------------------------------------------------------------
        1,140,000       NYS DA (Barnard College)                       5.250      07/01/2016      07/01/2007 A            1,175,044
------------------------------------------------------------------------------------------------------------------------------------


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       4,625,000       NYS DA (Barnard College)                       5.250%     07/01/2026      07/01/2007 A    $       4,686,929
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Brookdale Hospital Medical Center)     5.200      02/15/2016      02/15/2010 A               15,377
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYS DA (Brookdale Hospital Medical Center)     5.300      02/15/2017      02/15/2008 A               66,669
------------------------------------------------------------------------------------------------------------------------------------
           60,000       NYS DA (Brooklyn Hospital Center)              5.100      02/01/2019      02/01/2009 A               61,998
------------------------------------------------------------------------------------------------------------------------------------
        1,300,000       NYS DA (Canisius College)                      5.000      07/01/2022      07/01/2015 A            1,375,998
------------------------------------------------------------------------------------------------------------------------------------
        1,120,000       NYS DA (Catskill Regional Medical Center)      5.250      02/15/2023      02/15/2015 A            1,212,546
------------------------------------------------------------------------------------------------------------------------------------
        1,350,000       NYS DA (Chapel Oaks)                           5.375      07/01/2017 1    07/01/2008 A            1,400,436
------------------------------------------------------------------------------------------------------------------------------------
          960,000       NYS DA (City University)                       5.000      07/01/2017      07/01/2008 A              980,573
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS DA (City University)                       5.000      07/01/2026      07/01/2008 A               41,284
------------------------------------------------------------------------------------------------------------------------------------
           60,000       NYS DA (City University)                       5.250      07/01/2012      07/01/2008 A               61,627
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (City University)                       5.250      07/01/2025      07/01/2008 A              103,835
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Culinary Institute of America)         5.000      07/01/2022      07/01/2009 A               20,709
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Dept. of Education)                    5.650      07/01/2014      07/01/2007 A               10,247
------------------------------------------------------------------------------------------------------------------------------------
          350,000       NYS DA (Dept. of Health)                       5.000      07/01/2021      07/01/2014 A              368,109
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Dept. of Health)                       5.000      07/01/2024      07/01/2008 A               10,188
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (Dept. of Health)                       5.000      07/01/2028      07/01/2009 A               36,130
------------------------------------------------------------------------------------------------------------------------------------
          880,000       NYS DA (Dept. of Health)                       5.250      07/01/2023      07/01/2014 A              945,454
------------------------------------------------------------------------------------------------------------------------------------
        4,620,000       NYS DA (Dept. of Health)                       5.250      07/01/2024      07/01/2015 A            5,007,017
------------------------------------------------------------------------------------------------------------------------------------
          820,000       NYS DA (Dept. of Health)                       5.500      07/01/2021      07/01/2007 A              839,237
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (Eger Health Care Center &
                        Rehabilitation Center)                         5.100      02/01/2028      02/01/2010 A               51,426
------------------------------------------------------------------------------------------------------------------------------------
        2,525,000       NYS DA (Ellis Hospital)                        5.050      08/15/2024      08/15/2014 A            2,656,351
------------------------------------------------------------------------------------------------------------------------------------
          140,000       NYS DA (Ellis Hospital)                        5.500      08/01/2015      08/01/2007 A              140,113
------------------------------------------------------------------------------------------------------------------------------------
          135,000       NYS DA (Ellis Hospital)                        5.600      08/01/2025      08/01/2007 A              135,814
------------------------------------------------------------------------------------------------------------------------------------
          175,000       NYS DA (Ellis Hospital)                        5.625      08/01/2035 1    08/01/2007 A              176,034
------------------------------------------------------------------------------------------------------------------------------------
          125,000       NYS DA (Episcopal Health)                      5.900      08/01/2020 1    08/01/2007 A              125,184
------------------------------------------------------------------------------------------------------------------------------------
          150,000       NYS DA (FNHC/KR/MMWNHC Obligated Group)        5.500      07/01/2010 1    07/01/2007 A              150,519
------------------------------------------------------------------------------------------------------------------------------------
          555,000       NYS DA (FNHC/KR/MMWNHC Obligated Group)        5.750      07/01/2017      07/01/2007 A              557,309
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (Fordham University)                    5.000      07/01/2028      07/01/2008 A               30,691
------------------------------------------------------------------------------------------------------------------------------------
        3,835,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                               5.500      07/01/2017 1    07/01/2007 A            3,925,698
------------------------------------------------------------------------------------------------------------------------------------
       10,055,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                               5.500      07/01/2027 1    07/01/2007 A           10,297,024
------------------------------------------------------------------------------------------------------------------------------------
          240,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                               5.500      07/01/2027 1    07/01/2007 A              245,652
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (German Masonic Home)                   5.950      08/01/2026 1    08/01/2008 A               51,079
------------------------------------------------------------------------------------------------------------------------------------
          115,000       NYS DA (German Masonic Home)                   6.000      08/01/2036      08/01/2007 A              118,674
------------------------------------------------------------------------------------------------------------------------------------
          470,000       NYS DA (Grace Manor Health Care Facility)      6.150      07/01/2018      07/01/2007 A              480,274
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Hamilton College)                      5.125      07/01/2016      07/01/2009 A               15,618
------------------------------------------------------------------------------------------------------------------------------------


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,000,000       NYS DA (Health Center/BFCC/USBFCC Obligated
                        Group)                                         5.000%     11/15/2019      11/15/2011 A    $       1,050,200
------------------------------------------------------------------------------------------------------------------------------------
          145,000       NYS DA (Health)                                5.750      02/15/2012      02/15/2008 A              148,113
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (Hebrew Hospital Home of Westchester)   5.625      08/01/2016      08/01/2007 A               50,871
------------------------------------------------------------------------------------------------------------------------------------
        2,030,000       NYS DA (Highland Community Devel. Corp.)       5.500      07/01/2023      07/16/2008 C            2,043,581
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYS DA (Hospital for Special Surgery)          5.000      02/01/2018      02/01/2008 A               76,523
------------------------------------------------------------------------------------------------------------------------------------
          140,000       NYS DA (Hospital for Special Surgery)          5.000      02/01/2028      02/01/2008 A              142,626
------------------------------------------------------------------------------------------------------------------------------------
       17,315,000       NYS DA (Hospital)                              6.450      08/15/2024      08/15/2012 A           19,303,281
------------------------------------------------------------------------------------------------------------------------------------
        2,255,000       NYS DA (Hunts Point Multi-Service Center)      5.625      07/01/2022      01/01/2008 A            2,329,641
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (Ideal Senior Living Center Hsg.)       5.900      08/01/2026      08/01/2007 A              101,149
------------------------------------------------------------------------------------------------------------------------------------
        1,220,000       NYS DA (Ideal Senior Living Center Hsg.)       5.900      08/01/2026      08/01/2007 A            1,234,225
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (Interfaith Medical Center)             5.300      02/15/2019      02/15/2008 A               51,259
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYS DA (Interfaith Medical Center)             5.400      02/15/2028      02/15/2008 A               46,251
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (John T. Mather Memorial Hospital)      5.250      07/01/2015      07/01/2007 A               35,594
------------------------------------------------------------------------------------------------------------------------------------
          130,000       NYS DA (John T. Mather Memorial Hospital)      5.375      07/01/2019      07/01/2008 A              132,306
------------------------------------------------------------------------------------------------------------------------------------
        1,585,000       NYS DA (John T. Mather Memorial Hospital)      5.750      07/01/2025      07/01/2007 A            1,619,062
------------------------------------------------------------------------------------------------------------------------------------
        4,910,000       NYS DA (Kaleida Health)                        5.050      02/15/2025      02/15/2014 A            5,149,854
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (L.I. Jewish Medical Center)            5.000      07/01/2018      07/01/2008 A               50,999
------------------------------------------------------------------------------------------------------------------------------------
          175,000       NYS DA (L.I. Jewish Medical Center)            5.000      07/01/2025      07/01/2008 A              179,270
------------------------------------------------------------------------------------------------------------------------------------
          965,000       NYS DA (L.I. University)                       5.125      09/01/2010      09/01/2009 E            1,007,971
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYS DA (Lakeside Home)                         6.000      02/01/2037      08/01/2007 A              255,390
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Le Moyne College)                      5.000      07/01/2009      07/01/2007 A               10,011
------------------------------------------------------------------------------------------------------------------------------------
          725,000       NYS DA (Le Moyne College)                      5.000      07/01/2018      07/01/2007 A              725,805
------------------------------------------------------------------------------------------------------------------------------------
        1,100,000       NYS DA (Leake & Watts Services)                5.000      07/01/2023      07/01/2014 A            1,156,221
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Lenox Hill Hospital Obligated Group)   5.750      07/01/2016      07/01/2012 A               10,579
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (Lenox Hill Hospital Obligated Group)   5.750      07/01/2017      07/01/2012 A            2,114,180
------------------------------------------------------------------------------------------------------------------------------------
          470,000       NYS DA (Long Beach Medical Center)             5.550      08/01/2015      08/01/2007 A              479,400
------------------------------------------------------------------------------------------------------------------------------------
          600,000       NYS DA (Long Beach Medical Center)             5.625      08/01/2022      08/01/2007 A              609,444
------------------------------------------------------------------------------------------------------------------------------------
        2,200,000       NYS DA (Maimonides Medical Center)             5.750      08/01/2024      08/01/2007 A            2,225,498
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (March of Dimes)                        5.600      07/01/2012      07/01/2007 A               15,023
------------------------------------------------------------------------------------------------------------------------------------
          615,000       NYS DA (Master BOCES Program)                  5.250      08/15/2023      08/15/2013 A              663,234
------------------------------------------------------------------------------------------------------------------------------------
          175,000       NYS DA (Menorah Campus)                        6.100      02/01/2037      08/01/2007 A              178,784
------------------------------------------------------------------------------------------------------------------------------------


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         445,000       NYS DA (Mental Health Services Facilities)     5.000%     02/15/2023      08/15/2008 A    $         456,477
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (Mental Health Services Facilities)     5.000      02/15/2025      02/15/2015 A            2,115,180
------------------------------------------------------------------------------------------------------------------------------------
          220,000       NYS DA (Mental Health Services Facilities)     5.000      02/15/2029      02/15/2009 A              225,185
------------------------------------------------------------------------------------------------------------------------------------
          535,000       NYS DA (Mental Health Services Facilities)     5.250      02/15/2018      08/15/2007 A              546,289
------------------------------------------------------------------------------------------------------------------------------------
          225,000       NYS DA (Mental Health Services Facilities)     5.250      02/15/2023      02/15/2014 A              240,982
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (Mental Health Services Facilities)     5.375      02/15/2026      08/15/2007 A               30,331
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (Mental Health Services Facilities)     5.500      08/15/2017      08/15/2007 A               25,529
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYS DA (Mental Health Services Facilities)     5.625      02/15/2021      08/15/2007 A               66,383
------------------------------------------------------------------------------------------------------------------------------------
          450,000       NYS DA (Mental Health Services Facilities)     5.750      08/15/2011      08/15/2007 E              459,644
------------------------------------------------------------------------------------------------------------------------------------
          120,000       NYS DA (Mental Health Services Facilities)     5.750      08/15/2012      08/15/2007 A              122,576
------------------------------------------------------------------------------------------------------------------------------------
          285,000       NYS DA (Mental Health)                         5.250      08/15/2024      08/15/2009 A              297,289
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS DA (Mental Health)                         5.750      08/15/2012      08/15/2007 A                5,107
------------------------------------------------------------------------------------------------------------------------------------
          800,000       NYS DA (Millard Fillmore Hospital)             5.375      02/01/2017      08/01/2007 A              824,872
------------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS DA (Millard Fillmore Hospital)             5.375      02/01/2032      08/01/2007 A               72,181
------------------------------------------------------------------------------------------------------------------------------------
        5,360,000       NYS DA (Miriam Osborn Memorial Home Assoc.)    6.875      07/01/2019 1    07/01/2010 A            5,894,338
------------------------------------------------------------------------------------------------------------------------------------
        4,500,000       NYS DA (Montefiore Medical Center)             5.000      02/01/2028      02/01/2015 A            4,736,475
------------------------------------------------------------------------------------------------------------------------------------
          430,000       NYS DA (Montefiore Medical Center)             5.500      08/01/2038      08/01/2009 A              449,518
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Montefiore Medical Center)             5.000      02/01/2022      02/01/2015 A            1,057,340
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS DA (Montefiore Medical Center)             5.000      08/01/2023      02/01/2015 A            5,290,150
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (Montefiore Medical Center)             5.250      08/01/2019      08/01/2010 A               31,254
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYS DA (Mount Sinai School of Medicine)        5.000      07/01/2015      07/01/2007 A               75,066
------------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS DA (Mount Sinai School of Medicine)        5.000      07/01/2016      07/01/2007 A               70,204
------------------------------------------------------------------------------------------------------------------------------------
        1,025,000       NYS DA (Mount Sinai School of Medicine)        5.000      07/01/2021      07/01/2007 A            1,025,974
------------------------------------------------------------------------------------------------------------------------------------
       11,540,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group) 5                             6.500      07/01/2015      07/01/2010 A           12,375,265
------------------------------------------------------------------------------------------------------------------------------------
       11,330,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group) 5                             6.500      07/01/2016      07/01/2010 A           12,153,634
------------------------------------------------------------------------------------------------------------------------------------
        1,830,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                               5.500      07/01/2026      07/01/2008 A            1,859,170
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                               6.000      07/01/2013      07/01/2010 A               42,370
------------------------------------------------------------------------------------------------------------------------------------


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,750,000       NYS DA (Mt. Sinai/NYU Health)                  5.500%     07/01/2026      07/01/2008 A    $       1,783,478
------------------------------------------------------------------------------------------------------------------------------------
          295,000       NYS DA (Mt. Sinai/NYU Health)                  6.000      07/01/2010      07/01/2010                311,470
------------------------------------------------------------------------------------------------------------------------------------
          200,000       NYS DA (Mt. Sinai/NYU Health)                  6.100      07/01/2012      07/01/2010 A              212,952
------------------------------------------------------------------------------------------------------------------------------------
        1,575,000       NYS DA (Mt. Sinai/NYU Health)                  6.500      07/01/2017      07/01/2010 A            1,727,177
------------------------------------------------------------------------------------------------------------------------------------
        4,925,000       NYS DA (Mt. Sinai/NYU Health)                  6.500      07/01/2017      07/01/2010 A            5,283,048
------------------------------------------------------------------------------------------------------------------------------------
          645,000       NYS DA (Mt. Sinai/NYU Health)                  6.750      07/01/2020      07/01/2010 A              695,304
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (Municipal Health Facilities)           5.000      01/15/2023      01/15/2009 A               25,760
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Municipal Health Facilities)           5.500      05/15/2016      05/15/2007 A               20,390
------------------------------------------------------------------------------------------------------------------------------------
          320,000       NYS DA (Municipal Health Facilities)           5.500      05/15/2024      05/15/2007 A              326,205
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (New York & Presbyterian Hospital)      5.000      02/01/2019      02/01/2008 A               10,203
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (New York Downtown Hospital)            5.300      02/15/2020      02/15/2008 A               30,758
------------------------------------------------------------------------------------------------------------------------------------
        1,415,000       NYS DA (New York Hospital Medical Center)      5.550      08/15/2029 1    08/15/2009 A            1,483,769
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (New York Medical College)              5.000      07/01/2021      07/01/2008 A              102,657
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (New York Methodist Hospital)           5.250      07/01/2024      07/01/2014 A            1,055,720
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Niagara Lutheran Devel.)               5.450      08/01/2017      08/01/2007 A               10,252
------------------------------------------------------------------------------------------------------------------------------------
        4,200,000       NYS DA (North General Hospital)                5.750      02/15/2019      02/15/2013 A            4,607,736
------------------------------------------------------------------------------------------------------------------------------------
        3,750,000       NYS DA (North General Hospital)                5.750      02/15/2020      02/15/2013 A            4,114,050
------------------------------------------------------------------------------------------------------------------------------------
           60,000       NYS DA (North Shore University Hospital)       5.000      11/01/2023      11/01/2008 A               61,690
------------------------------------------------------------------------------------------------------------------------------------
       19,000,000       NYS DA (North Shore University Hospital)       5.200      11/01/2017      11/01/2008 A           19,595,840
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS DA (Northeast Parent & Child)              5.500      07/01/2018      07/01/2009 A               42,002
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYS DA (Our Lady of Consolation Geriatric
                        Care Center)                                   5.900      08/01/2020      08/01/2007 A              503,230
------------------------------------------------------------------------------------------------------------------------------------
          270,000       NYS DA (Our Lady of Consolation Geriatric
                        Care Center)                                   6.050      08/01/2035      08/01/2007 A              271,774
------------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYS DA (Ozanam Hall of Queens Nursing Home)    5.000      11/01/2021      11/01/2016 A            2,637,200
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (Park Ridge Hsg.)                       6.375      08/01/2020 1    08/01/2010 A            2,138,480
------------------------------------------------------------------------------------------------------------------------------------
        1,595,000       NYS DA (Park Ridge Hsg.)                       6.500      08/01/2025 1    08/01/2010 A            1,701,578
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (Pratt Institute)                       6.000      07/01/2024      07/01/2010 A              106,224
------------------------------------------------------------------------------------------------------------------------------------
        3,680,000       NYS DA (Providence Rest)                       5.000      07/01/2021      07/01/2015 A            3,841,552
------------------------------------------------------------------------------------------------------------------------------------
        1,250,000       NYS DA (Providence Rest)                       5.125      07/01/2030      07/01/2015 A            1,311,188
------------------------------------------------------------------------------------------------------------------------------------
          120,000       NYS DA (Resurrection Rest Home Castleton on
                        Hudson)                                        6.050      08/01/2035 1    08/01/2007 A              120,788
------------------------------------------------------------------------------------------------------------------------------------
        8,730,000       NYS DA (Rochester General Hospital)            5.000      12/01/2025      12/01/2015 A            9,158,207
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (Rochester Institute of Technology)     5.250      07/01/2025      07/01/2012 A               53,249
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Rockefeller University)                5.000      07/01/2028      07/01/2008 A               20,461
------------------------------------------------------------------------------------------------------------------------------------
        5,100,000       NYS DA (Ryan-Clinton Community Health
                        Center)                                        6.100      07/01/2019 1    01/01/2010 A            5,444,658
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS DA (School District Financing)             5.750      10/01/2022 1    10/01/2012 A            5,493,050
------------------------------------------------------------------------------------------------------------------------------------


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          15,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)        5.750%     07/01/2020      07/01/2010 A    $          15,734
------------------------------------------------------------------------------------------------------------------------------------
       15,000,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)        6.500      07/01/2020 1    07/01/2010 A           16,170,900
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (Service Contract)                      5.250      07/01/2019      07/01/2007 A               25,501
------------------------------------------------------------------------------------------------------------------------------------
       15,480,000       NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)   5.000      07/01/2021      07/01/2014 A           16,001,831
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (Skidmore College)                      5.000      07/01/2028      07/01/2008 A               35,806
------------------------------------------------------------------------------------------------------------------------------------
          200,000       NYS DA (Southside Hospital)                    5.000      02/15/2018      02/15/2008 A              204,494
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYS DA (Special Act School Districts)          5.625      07/01/2009      07/01/2007 A               65,315
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (Special Act School Districts)          5.700      07/01/2010      07/01/2007 A               30,151
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Special Act School Districts)          5.750      07/01/2011      07/01/2007 A               10,052
------------------------------------------------------------------------------------------------------------------------------------
          320,000       NYS DA (Special Act School Districts)          5.875      07/01/2013      07/01/2007 A              321,731
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Special Act School Districts)          6.000      07/01/2016      07/01/2007 A               15,086
------------------------------------------------------------------------------------------------------------------------------------
          460,000       NYS DA (Special Act School Districts)          6.000      07/01/2019      07/01/2007 A              462,815
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (St. Barnabas Hospital)                 5.450      08/01/2035      08/01/2007 A              101,530
------------------------------------------------------------------------------------------------------------------------------------
          120,000       NYS DA (St. Charles Hospital and
                        Rehabilitation Center)                         5.500      07/01/2022      07/01/2009 A              125,618
------------------------------------------------------------------------------------------------------------------------------------
          345,000       NYS DA (St. Charles Hospital and
                        Rehabilitation Center/Catholic Health
                        Services of Long Island Obligated Group)       5.800      07/01/2015      07/01/2009 A              363,033
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS DA (St. Clare's Hospital)                  5.300      02/15/2019      02/15/2008 A               30,846
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (St. Francis Hospital)                  5.500      07/01/2029      07/01/2009 A              104,528
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (St. John's Health Care Corp.)          6.250      02/01/2036      08/01/2007 A               35,631
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (St. John's University)                 5.250      07/01/2018      07/01/2008 A               20,602
------------------------------------------------------------------------------------------------------------------------------------
        5,040,000       NYS DA (St. Joseph's Hospital Health Center)   5.250      07/01/2018 1    07/01/2007 A            5,159,549
------------------------------------------------------------------------------------------------------------------------------------
      101,000,000       NYS DA (St. Lukes Roosevelt Hospital) 5        4.800      08/15/2025      08/15/2015 A          104,192,610
------------------------------------------------------------------------------------------------------------------------------------
        2,005,000       NYS DA (St. Vincent DePaul Residence)          5.300      07/01/2018 1    07/01/2009 A            2,072,909
------------------------------------------------------------------------------------------------------------------------------------
           80,000       NYS DA (State University Athletic
                        Facilities)                                    5.250      07/01/2018      07/01/2008 A               82,368
------------------------------------------------------------------------------------------------------------------------------------
       11,365,000       NYS DA (State University Dormitory
                        Facilities) 5                                  4.125      07/01/2016      07/01/2015 A           11,571,468
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (State University Educational
                        Facilities)                                    3.149 7    05/15/2007      05/15/2007                 49,770
------------------------------------------------------------------------------------------------------------------------------------
          375,000       NYS DA (State University Educational
                        Facilities)                                    5.125      05/15/2021      05/15/2008 A              382,875
------------------------------------------------------------------------------------------------------------------------------------
          255,000       NYS DA (State University Educational
                        Facilities)                                    5.125      05/15/2021      05/01/2008 A              261,589
------------------------------------------------------------------------------------------------------------------------------------


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       9,700,000       NYS DA (State University Educational
                        Facilities)                                    5.375%     05/15/2011      05/15/2008 A    $       9,964,131
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS DA (Staten Island University Hospital)     5.000      07/01/2017      07/01/2008 A               10,219
------------------------------------------------------------------------------------------------------------------------------------
          345,000       NYS DA (Suffern Free Library Assoc.)           5.000      07/01/2020      07/01/2008 A              357,465
------------------------------------------------------------------------------------------------------------------------------------
        3,605,000       NYS DA (Teresian House)                        5.250      07/01/2017      07/01/2007 A            3,687,266
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS DA (The Highlands Living)                  6.600      02/01/2034      08/01/2007 A                5,034
------------------------------------------------------------------------------------------------------------------------------------
        3,250,000       NYS DA (The Rosalind & Joseph Gurwin Jewish
                        Geriatric Center of Long Island)               5.400      02/01/2015      08/01/2007 A            3,323,580
------------------------------------------------------------------------------------------------------------------------------------
          170,000       NYS DA (The Rosalind & Joseph Gurwin Jewish
                        Geriatric Center of Long Island)               5.700      02/01/2037      08/01/2007 A              173,653
------------------------------------------------------------------------------------------------------------------------------------
        2,140,000       NYS DA (United Cerebral Palsy Assoc. of
                        Nassau County)                                 5.500      07/01/2024      07/01/2007 A            2,185,882
------------------------------------------------------------------------------------------------------------------------------------
        1,250,000       NYS DA (United Cerebral Palsy Assoc. of NYC)   5.750      07/01/2018 1    07/01/2012 A            1,381,225
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (United Health Services)                5.500      08/01/2017      02/01/2010 A               20,340
------------------------------------------------------------------------------------------------------------------------------------
          220,000       NYS DA (University of Rochester)               5.000      07/01/2027      07/01/2008 A              225,955
------------------------------------------------------------------------------------------------------------------------------------
           45,000       NYS DA (University of Rochester)               5.000      07/01/2027      07/01/2008 A               46,037
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Upstate Community Colleges)            5.000      07/01/2028      07/01/2009 A               20,550
------------------------------------------------------------------------------------------------------------------------------------
        1,905,000       NYS DA (Upstate Community Colleges)            5.125      07/01/2021      07/01/2014 A            2,017,128
------------------------------------------------------------------------------------------------------------------------------------
        1,165,000       NYS DA (Upstate Community Colleges)            5.125      07/01/2022      07/01/2014 A            1,231,323
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (Upstate Community Colleges)            5.875      07/01/2016 1    07/01/2007 A               35,886
------------------------------------------------------------------------------------------------------------------------------------
          245,000       NYS DA (Vassar College)                        5.000      07/01/2025      07/01/2007 A              248,224
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (W.K. Nursing Home)                     6.050      02/01/2026      08/01/2007 A               35,693
------------------------------------------------------------------------------------------------------------------------------------
        2,445,000       NYS DA (W.K. Nursing Home)                     6.125      02/01/2036      08/01/2007 A            2,478,472
------------------------------------------------------------------------------------------------------------------------------------
          635,000       NYS DA (Wesley Gardens)                        6.125      08/01/2035      08/01/2007 A              648,710
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYS DA (Willow Towers)                         5.250      02/01/2022      08/01/2012 A              533,165
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Wyckoff Heights Medical Center)        5.200      02/15/2014      02/15/2008 A            1,026,410
------------------------------------------------------------------------------------------------------------------------------------
        1,020,000       NYS DA (Wyckoff Heights Medical Center)        5.300      08/15/2021      02/15/2008 A            1,049,672
------------------------------------------------------------------------------------------------------------------------------------
        2,230,000       NYS DA Service Contract (CCFDP)                5.375      04/01/2020      04/01/2012 A            2,361,035
------------------------------------------------------------------------------------------------------------------------------------
        2,350,000       NYS DA Service Contract (CCFDP)                5.375      04/01/2021      04/01/2012 A            2,488,086
------------------------------------------------------------------------------------------------------------------------------------
          140,000       NYS DA, Series B                               5.500      08/15/2017      08/15/2007 A              142,983
------------------------------------------------------------------------------------------------------------------------------------
          270,000       NYS DA, Series B                               5.625      02/15/2021      08/15/2007 A              275,805
------------------------------------------------------------------------------------------------------------------------------------
       39,570,000       NYS DA, Series B                               6.650      08/15/2030      08/15/2012 A           44,492,508
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS EFC                                        5.600      09/15/2013      09/15/2007 A               15,023
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS EFC                                        5.650      02/15/2017      08/15/2007 A            1,027,150
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                         5.000      06/15/2019      06/15/2008 A               15,395
------------------------------------------------------------------------------------------------------------------------------------
        3,195,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                         5.000      06/15/2019      06/15/2008 A            3,281,105
------------------------------------------------------------------------------------------------------------------------------------


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         805,000       NYS EFC (L.I. Water Corp.)                     5.250%     08/01/2027      08/01/2007 A    $         805,684
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS EFC (NYC Municipal Water Finance
                        Authority)                                     5.875      06/15/2014      06/15/2007 A               20,611
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS EFC (NYS Water Services)                   5.700      07/15/2012      07/15/2007 A               25,290
------------------------------------------------------------------------------------------------------------------------------------
        2,015,000       NYS EFC (NYS Water Services)                   6.875      06/15/2010 1    06/15/2007 A            2,032,792
------------------------------------------------------------------------------------------------------------------------------------
        1,705,000       NYS EFC (NYS Water Services)                   6.875      06/15/2014 1    06/15/2007 A            1,709,382
------------------------------------------------------------------------------------------------------------------------------------
          640,000       NYS EFC (NYS Water Services)                   7.250      06/15/2010 1    06/15/2007 A              641,856
------------------------------------------------------------------------------------------------------------------------------------
          930,000       NYS EFC (NYS Water Services)                   7.500      06/15/2012 1    06/15/2007 A              968,800
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS EFC (NYS Water Services)                   7.500      06/15/2012 1    06/15/2007 A               26,015
------------------------------------------------------------------------------------------------------------------------------------
        1,425,000       NYS EFC (Personal Income Tax)                  5.250      01/01/2022      01/01/2013 A            1,542,648
------------------------------------------------------------------------------------------------------------------------------------
        6,700,000       NYS EFC (Pilgrim State Sewage Treatment)       6.300      03/15/2016      09/15/2007 A            6,729,681
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYS EFC (Pollution Control)                    5.550      08/15/2014      08/15/2007 A              514,710
------------------------------------------------------------------------------------------------------------------------------------
          660,000       NYS EFC (Spring Valley Water Company)          5.650      11/01/2023      11/01/2007 A              665,003
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS EFC (Spring Valley Water Company)          6.300      08/01/2024      08/01/2007 A            2,008,860
------------------------------------------------------------------------------------------------------------------------------------
        1,260,000       NYS EFC (State Water Revolving Fund)           5.800      01/15/2014      07/15/2007 A            1,274,717
------------------------------------------------------------------------------------------------------------------------------------
        4,250,000       NYS EFC (Waste Management)                     4.450      07/01/2017      07/01/2009 C            4,261,050
------------------------------------------------------------------------------------------------------------------------------------
       13,000,000       NYS ERDA (Brooklyn Union Gas Company)          4.700      02/01/2024      02/01/2016 A           13,283,140
------------------------------------------------------------------------------------------------------------------------------------
       10,075,000       NYS ERDA (Brooklyn Union Gas Company)          5.500      01/01/2021      01/01/2008 A           10,190,057
------------------------------------------------------------------------------------------------------------------------------------
      132,610,000       NYS ERDA (Con Ed)                              4.700      06/01/2036      10/03/2007 A          132,667,022
------------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS ERDA (Corning Natural Gas)                 8.250      12/01/2018      06/01/2007 A               71,189
------------------------------------------------------------------------------------------------------------------------------------
        1,005,000       NYS ERDA (LILCO)                               5.150      03/01/2016      09/01/2007 A            1,006,196
------------------------------------------------------------------------------------------------------------------------------------
        4,465,000       NYS ERDA (LILCO)                               5.150      03/01/2016      09/01/2007 A            4,480,538
------------------------------------------------------------------------------------------------------------------------------------
        4,230,000       NYS ERDA (LILCO)                               5.150      03/01/2016      09/01/2007 A            4,257,326
------------------------------------------------------------------------------------------------------------------------------------
        8,725,000       NYS ERDA (LILCO)                               5.150      03/01/2016      09/01/2007 A            8,781,364
------------------------------------------------------------------------------------------------------------------------------------
        2,140,000       NYS ERDA (NIMO), Series A                      5.150      11/01/2025      11/01/2008 A            2,223,160
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS GO                                         5.000      09/15/2017      09/15/2008 A                5,146
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS GO                                         5.250      10/01/2012      10/01/2007 A              100,626
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS GO                                         5.250      11/15/2017      05/15/2007 A               15,144
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS GO                                         5.250      05/01/2018      11/01/2007 A               35,049
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS GO                                         5.250      11/15/2021      05/15/2007 A                5,048
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS GO                                         5.300      07/15/2015      07/15/2007 A                5,056
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS GO                                         5.300      07/15/2017      07/15/2007 A               10,113
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS GO                                         5.500      07/15/2024      07/15/2007 A               20,229
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS GO                                         6.600      12/01/2014      06/01/2007 A               40,191
------------------------------------------------------------------------------------------------------------------------------------
        1,625,000       NYS HFA (Economic Devel. & Hsg.)               5.250      03/15/2016      03/15/2013 A            1,763,531
------------------------------------------------------------------------------------------------------------------------------------
          840,000       NYS HFA (Golden Age Apartments)                5.000      02/15/2037      02/15/2016 A              851,676
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (Hospital & Nursing Home)              5.150      11/01/2016      11/01/2009 A               15,069
------------------------------------------------------------------------------------------------------------------------------------


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$           5,000       NYS HFA (Hospital & Nursing Home)              5.500%     11/01/2012      11/01/2007 E    $           5,433
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (Hospital & Nursing Home)              5.875      11/01/2010      11/01/2007 E               15,995
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Hospital & Nursing Home)              5.900      11/01/2010      11/01/2007 E                5,362
------------------------------------------------------------------------------------------------------------------------------------
           10,000       NYS HFA (Hospital & Nursing Home)              6.000      11/01/2013      02/01/2008 A               11,218
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS HFA (Hospital & Nursing Home)              6.000      11/01/2014      11/01/2007 E               39,904
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Hospital & Nursing Home)              6.875      11/01/2009      11/01/2007 E                5,374
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS HFA (Loewn Devel. of Wappingers Falls)     5.250      08/15/2019      02/15/2009 A               25,565
------------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS HFA (Meadow Manor)                         7.750      11/01/2019 1    11/01/2007 A               71,124
------------------------------------------------------------------------------------------------------------------------------------
          345,000       NYS HFA (Multifamily Hsg.)                     5.300      08/15/2022      08/15/2012 A              358,979
------------------------------------------------------------------------------------------------------------------------------------
          525,000       NYS HFA (Multifamily Hsg.)                     5.850      08/15/2013 1    08/15/2007 A              533,190
------------------------------------------------------------------------------------------------------------------------------------
           85,000       NYS HFA (Multifamily Hsg.)                     5.950      08/15/2024 1    08/15/2007 A               85,590
------------------------------------------------------------------------------------------------------------------------------------
          185,000       NYS HFA (Multifamily Hsg.)                     6.000      08/15/2027 1    02/15/2008 A              191,956
------------------------------------------------------------------------------------------------------------------------------------
           65,000       NYS HFA (Multifamily Hsg.)                     6.050      08/15/2032      08/15/2007 A               66,355
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS HFA (Multifamily Hsg.)                     6.100      08/15/2016 1    08/15/2008 A            1,015,710
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS HFA (Multifamily Hsg.)                     6.100      08/15/2028      08/15/2007 A               50,982
------------------------------------------------------------------------------------------------------------------------------------
          465,000       NYS HFA (Multifamily Hsg.)                     6.100      11/15/2036      05/15/2007 A              479,378
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS HFA (Multifamily Hsg.)                     6.200      08/15/2012 1    08/15/2007 A               20,027
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2014 1    08/15/2007 A                5,008
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2014      08/15/2007 A               15,024
------------------------------------------------------------------------------------------------------------------------------------
          250,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2023 1    08/15/2007 A              254,800
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2023      08/15/2007 A               30,041
------------------------------------------------------------------------------------------------------------------------------------
          125,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2025      08/15/2007 A              129,265
------------------------------------------------------------------------------------------------------------------------------------
          135,000       NYS HFA (Multifamily Hsg.)                     6.250      08/15/2027 1    08/15/2007 A              137,682
------------------------------------------------------------------------------------------------------------------------------------
          280,000       NYS HFA (Multifamily Hsg.)                     6.350      08/15/2023 1    08/15/2007 A              282,783
------------------------------------------------------------------------------------------------------------------------------------
          455,000       NYS HFA (Multifamily Hsg.)                     6.625      08/15/2012      08/15/2007 A              455,642
------------------------------------------------------------------------------------------------------------------------------------
        1,365,000       NYS HFA (Multifamily Hsg.)                     6.700      08/15/2025 1    08/15/2007 A            1,366,979
------------------------------------------------------------------------------------------------------------------------------------
          450,000       NYS HFA (Multifamily Hsg.)                     6.750      11/15/2036      05/15/2007 A              453,110
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYS HFA (Multifamily Hsg.)                     6.850      11/01/2019 1    11/01/2007 A               92,228
------------------------------------------------------------------------------------------------------------------------------------
          105,000       NYS HFA (Multifamily Hsg.)                     6.900      08/15/2007 1    08/15/2007                105,144
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS HFA (Multifamily Hsg.)                     6.950      08/15/2012 1    08/15/2007 A               30,430
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS HFA (Multifamily Hsg.)                     7.000      08/15/2012      08/15/2007 A              100,142
------------------------------------------------------------------------------------------------------------------------------------
          130,000       NYS HFA (Multifamily Hsg.)                     7.000      08/15/2022      08/15/2007 A              131,511
------------------------------------------------------------------------------------------------------------------------------------
        1,350,000       NYS HFA (Multifamily Hsg.)                     7.050      08/15/2024 1    08/15/2007 A            1,351,958
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (Nonprofit Hsg.)                       6.200      11/01/2007      11/01/2007                 15,147
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS HFA (Nonprofit Hsg.)                       6.200      11/01/2008      11/01/2007 A               30,449
------------------------------------------------------------------------------------------------------------------------------------
           30,000       NYS HFA (Nonprofit Hsg.)                       6.200      11/01/2009      11/01/2007 A               30,449
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS HFA (Nonprofit Hsg.)                       6.200      11/01/2011      11/01/2007 A               50,749
------------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS HFA (Nonprofit Hsg.)                       6.200      11/01/2012      11/01/2007 A               40,109
------------------------------------------------------------------------------------------------------------------------------------


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          25,000       NYS HFA (Nonprofit Hsg.)                       6.200%     11/01/2013      11/01/2007 A    $          25,374
------------------------------------------------------------------------------------------------------------------------------------
            6,000       NYS HFA (Nonprofit Hsg.)                       6.600      11/01/2009      11/01/2007 A                6,136
------------------------------------------------------------------------------------------------------------------------------------
            9,000       NYS HFA (Nonprofit Hsg.)                       6.875      11/01/2010      11/01/2007 A                9,225
------------------------------------------------------------------------------------------------------------------------------------
          405,000       NYS HFA (Nonprofit Hsg.)                       8.400      11/01/2007      11/01/2007                410,889
------------------------------------------------------------------------------------------------------------------------------------
          445,000       NYS HFA (Nonprofit Hsg.)                       8.400      11/01/2008      11/01/2007 A              451,470
------------------------------------------------------------------------------------------------------------------------------------
        1,435,000       NYS HFA (NYC Health Facilities)                6.000      05/01/2007      05/01/2007              1,437,597
------------------------------------------------------------------------------------------------------------------------------------
        4,275,000       NYS HFA (NYC Health Facilities)                6.000      05/01/2008      11/01/2007 A            4,346,435
------------------------------------------------------------------------------------------------------------------------------------
        2,330,000       NYS HFA (Phillips Village)                     7.750      08/15/2017      08/15/2007 A            2,373,175
------------------------------------------------------------------------------------------------------------------------------------
           55,000       NYS HFA (Service Contract)                     5.375      03/15/2023      09/15/2007 A               55,071
------------------------------------------------------------------------------------------------------------------------------------
          190,000       NYS HFA (Service Contract)                     5.500      09/15/2018      03/15/2008 A              195,250
------------------------------------------------------------------------------------------------------------------------------------
        1,880,000       NYS HFA (Service Contract)                     5.500      09/15/2022 1    03/15/2008 A            1,928,617
------------------------------------------------------------------------------------------------------------------------------------
          560,000       NYS HFA (Service Contract)                     6.000      03/15/2026      09/15/2007 A              572,141
------------------------------------------------------------------------------------------------------------------------------------
        1,910,000       NYS HFA (Simeon Dewitt)                        8.000      11/01/2018 1    11/01/2007 A            1,915,864
------------------------------------------------------------------------------------------------------------------------------------
          400,000       NYS HFA (Tiffany Gardens)                      4.500      08/15/2015      03/01/2012 B              402,088
------------------------------------------------------------------------------------------------------------------------------------
          275,000       NYS HFA (Wyndham Lawn Home for Children)       5.900      08/15/2017      08/15/2007 A              285,348
------------------------------------------------------------------------------------------------------------------------------------
           90,000       NYS HFA, Series A                              5.800      11/01/2009      11/01/2007 A               90,487
------------------------------------------------------------------------------------------------------------------------------------
          130,000       NYS HFA, Series A                              5.875      11/01/2010      11/01/2007 A              132,804
------------------------------------------------------------------------------------------------------------------------------------
       11,760,000       NYS HFA, Series A                              6.100      11/01/2015 1    11/01/2007 A           12,016,956
------------------------------------------------------------------------------------------------------------------------------------
        6,380,000       NYS HFA, Series A                              6.125      11/01/2020 1    11/01/2007 A            6,519,339
------------------------------------------------------------------------------------------------------------------------------------
        3,650,000       NYS HFA, Series C                              5.500      09/15/2018      03/15/2008 A            3,749,426
------------------------------------------------------------------------------------------------------------------------------------
           55,000       NYS LGAC                                       4.875      04/01/2020      04/01/2008 A               56,169
------------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS LGAC                                       5.000      04/01/2021      04/01/2008 A               35,818
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS LGAC                                       5.125      04/01/2011      10/01/2007 A               25,430
------------------------------------------------------------------------------------------------------------------------------------
           80,000       NYS LGAC                                       5.375      04/01/2016      10/01/2007 A               81,855
------------------------------------------------------------------------------------------------------------------------------------
          130,000       NYS LGAC                                       5.375      04/01/2019      10/01/2007 A              133,179
------------------------------------------------------------------------------------------------------------------------------------
          150,000       NYS LGAC                                       5.375      04/01/2019      10/01/2007 A              153,668
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS LGAC                                       5.400      04/01/2013      10/01/2007 A              102,353
------------------------------------------------------------------------------------------------------------------------------------
       11,415,000       NYS LGAC                                       5.400      04/01/2015      10/01/2007 A           11,683,595
------------------------------------------------------------------------------------------------------------------------------------
          240,000       NYS LGSC (SCSB) 3                              6.375      12/15/2009      12/22/2008 B              247,169
------------------------------------------------------------------------------------------------------------------------------------
          635,000       NYS Medcare (Healthcare)                       6.350      11/01/2014 1    11/01/2007 A              635,546
------------------------------------------------------------------------------------------------------------------------------------
          340,000       NYS Medcare (Hospital & Nursing Home)          5.400      08/15/2033 1    08/15/2007 A              342,635
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS Medcare (Hospital & Nursing Home)          6.100      08/15/2015      08/15/2007 A                5,058
------------------------------------------------------------------------------------------------------------------------------------
          715,000       NYS Medcare (Hospital & Nursing Home)          6.200      08/15/2013      08/15/2007 A              716,237
------------------------------------------------------------------------------------------------------------------------------------
           75,000       NYS Medcare (Hospital & Nursing Home)          6.200      08/15/2022      08/15/2007 A               75,518
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS Medcare (Hospital & Nursing Home)          6.200      08/15/2022      08/15/2007 A               15,031
------------------------------------------------------------------------------------------------------------------------------------
        1,200,000       NYS Medcare (Hospital & Nursing Home)          6.300      08/15/2023      08/15/2007 A            1,202,220
------------------------------------------------------------------------------------------------------------------------------------
          310,000       NYS Medcare (Hospital & Nursing Home)          7.000      08/15/2032      08/15/2007 A              311,618
------------------------------------------------------------------------------------------------------------------------------------


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         210,000       NYS Medcare (Hospital & Nursing Home)          7.400%     11/01/2016 1    11/01/2007 A    $         210,544
------------------------------------------------------------------------------------------------------------------------------------
          300,000       NYS Medcare (Hospital & Nursing Home)          9.375      11/01/2016 1    11/01/2007 A              311,247
------------------------------------------------------------------------------------------------------------------------------------
          150,000       NYS Medcare (M.G. Nursing Home)                6.375      02/15/2035      08/15/2007 A              151,281
------------------------------------------------------------------------------------------------------------------------------------
           80,000       NYS Medcare (Montefiore Medical Center)        5.700      02/15/2012      08/15/2007 A               80,119
------------------------------------------------------------------------------------------------------------------------------------
        6,820,000       NYS Medcare (Montefiore Medical Center)        5.750      02/15/2015      08/15/2007 A            6,860,170
------------------------------------------------------------------------------------------------------------------------------------
        8,150,000       NYS Medcare (Montefiore Medical Center)        5.750      02/15/2025 1    08/15/2007 A            8,163,203
------------------------------------------------------------------------------------------------------------------------------------
          540,000       NYS Medcare (Montefiore Medical Center)        6.000      02/15/2035      08/15/2007 A              540,972
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS Medcare (St. Peter's Hospital)             5.250      11/01/2007      11/01/2007 A               25,028
------------------------------------------------------------------------------------------------------------------------------------
          275,000       NYS Medcare (St. Peter's Hospital)             5.375      11/01/2020      11/01/2007 A              277,241
------------------------------------------------------------------------------------------------------------------------------------
       10,710,000       NYS Municipal Bond Bank Agency (Special
                        School Purpose)                                5.250      12/01/2019      06/01/2013 A           11,516,677
------------------------------------------------------------------------------------------------------------------------------------
        2,930,000       NYS Municipal Bond Bank Agency (Special
                        School Purpose)                                5.500      06/01/2015      06/01/2013 A            3,187,547
------------------------------------------------------------------------------------------------------------------------------------
        2,285,000       NYS Power Authority                            5.250      11/15/2030      11/15/2010 A            2,389,813
------------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS Power Authority                            5.875      01/01/2010      07/01/2007 A                5,171
------------------------------------------------------------------------------------------------------------------------------------
       27,310,000       NYS Thruway Authority 5                        4.000      01/01/2015      01/01/2015             27,755,153
------------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS Thruway Authority                          5.000      04/01/2017      10/01/2007 A               25,525
------------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS Thruway Authority                          5.250      04/01/2012      04/01/2008 A               15,391
------------------------------------------------------------------------------------------------------------------------------------
          500,000       NYS Thruway Authority                          5.250      04/01/2013      04/01/2008 A              512,780
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS Thruway Authority                          5.250      04/01/2015      04/01/2008 A               20,511
------------------------------------------------------------------------------------------------------------------------------------
        1,230,000       NYS Thruway Authority                          6.000      04/01/2012      10/01/2007 A            1,256,765
------------------------------------------------------------------------------------------------------------------------------------
        1,020,000       NYS Thruway Authority Service Contract
                        (Highway & Bridge)                             6.000      04/01/2011      10/01/2007 A            1,042,277
------------------------------------------------------------------------------------------------------------------------------------
        1,330,000       NYS Thruway Authority Service Contract
                        (Highway & Bridge)                             6.000      04/01/2011      10/01/2007 A            1,359,047
------------------------------------------------------------------------------------------------------------------------------------
        5,170,000       NYS Thruway Authority Service Contract
                        (Highway & Bridge)                             6.000      04/01/2012      10/01/2007 A            5,282,913
------------------------------------------------------------------------------------------------------------------------------------
           55,000       NYS Thruway Authority, Series B                5.250      04/01/2014      04/01/2008 A               56,406
------------------------------------------------------------------------------------------------------------------------------------
          400,000       NYS Thruway Authority, Series E                5.000      01/01/2025      01/01/2008 A              407,484
------------------------------------------------------------------------------------------------------------------------------------
        3,550,000       NYS Thruway Authority, Series E                5.000      01/01/2025      01/01/2008 A            3,616,421
------------------------------------------------------------------------------------------------------------------------------------
          585,000       NYS Thruway Authority, Series E                5.250      01/01/2015      01/01/2008 A              597,677
------------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS UDC (Correctional Facilities)              5.000      01/01/2014      01/01/2008 A               20,591
------------------------------------------------------------------------------------------------------------------------------------
          370,000       NYS UDC (Correctional Facilities)              5.000      01/01/2019      01/01/2008 A              378,902
------------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS UDC (Correctional Facilities)              5.000      01/01/2020 1    01/01/2008 A              102,976
------------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS UDC (Correctional Facilities)              5.000      01/01/2020      01/01/2008 A               51,151
------------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYS UDC (Personal Income Tax)                  5.250      03/15/2034      03/15/2014 A           10,716,100
------------------------------------------------------------------------------------------------------------------------------------
       76,865,000       NYS UDC (South Mall) CAB                       5.572 7    01/01/2011      05/27/2009 B           62,230,673
------------------------------------------------------------------------------------------------------------------------------------
          565,000       NYS UDC (South Mall) CAB                       5.923 7    01/01/2011      05/27/2009 B              453,588
------------------------------------------------------------------------------------------------------------------------------------
          620,000       NYS UDC (South Mall) CAB                       5.978 7    01/01/2011      05/27/2009 B              497,742
------------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYS UDC (Subordinated Lien)                    5.125      07/01/2020      07/01/2014 A            4,256,040
------------------------------------------------------------------------------------------------------------------------------------


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,000,000       NYS UDC (Subordinated Lien)                    5.125%     07/01/2021      07/01/2014 A    $       1,062,720
------------------------------------------------------------------------------------------------------------------------------------
        1,255,000       NYS UDC (Subordinated Lien)                    5.375      07/01/2022      07/01/2007 A            1,281,593
------------------------------------------------------------------------------------------------------------------------------------
        4,725,000       NYS UDC (Subordinated Lien)                    5.500      07/01/2016      07/01/2008 A            4,816,240
------------------------------------------------------------------------------------------------------------------------------------
       15,350,000       NYS UDC (Subordinated Lien)                    5.500      07/01/2016 1    07/01/2007 A           15,678,951
------------------------------------------------------------------------------------------------------------------------------------
        6,495,000       NYS UDC (Subordinated Lien)                    5.500      07/01/2022 1    07/01/2007 A            6,613,274
------------------------------------------------------------------------------------------------------------------------------------
        3,235,000       NYS UDC (Subordinated Lien)                    5.500      07/01/2026      07/01/2007 A            3,310,052
------------------------------------------------------------------------------------------------------------------------------------
        2,210,000       NYS UDC (Subordinated Lien)                    5.500      07/01/2026      07/01/2007 A            2,255,393
------------------------------------------------------------------------------------------------------------------------------------
        6,720,000       NYS UDC (Subordinated Lien)                    5.600      07/01/2026 1    07/01/2007 A            6,850,502
------------------------------------------------------------------------------------------------------------------------------------
           70,000       Oneida County GO                               5.400      03/15/2011      09/15/2007 A               70,559
------------------------------------------------------------------------------------------------------------------------------------
          345,000       Oneida County IDA (Bonide Products)            5.750      11/01/2007      11/01/2007                346,301
------------------------------------------------------------------------------------------------------------------------------------
        2,285,000       Oneida County IDA (Faxton Hospital)            6.625      01/01/2015 1    01/01/2010 A            2,466,726
------------------------------------------------------------------------------------------------------------------------------------
          600,000       Oneida County IDA (Presbyterian Home)          6.100      06/01/2020      06/01/2010 A              639,180
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Oneida County IDA (Presbyterian Home)          6.250      06/01/2015      06/01/2010 A            1,070,720
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Oneida Healthcare Corp. (Oneida Health
                        Systems)                                       5.300      02/01/2021      02/01/2011 A               52,446
------------------------------------------------------------------------------------------------------------------------------------
        3,895,000       Oneida Healthcare Corp. (Oneida Health
                        Systems)                                       5.500      02/01/2016 1    02/01/2011 A            4,121,845
------------------------------------------------------------------------------------------------------------------------------------
          235,000       Onondaga County IDA (Coltec Industries)        7.250      06/01/2008 1    06/01/2007 A              237,710
------------------------------------------------------------------------------------------------------------------------------------
          365,000       Onondaga County IDA (Coltec Industries)        9.875      10/01/2010      10/01/2007 A              369,621
------------------------------------------------------------------------------------------------------------------------------------
        2,605,000       Onondaga County IDA (Le Moyne College)         5.000      12/01/2012      07/22/2010 D            2,713,420
------------------------------------------------------------------------------------------------------------------------------------
          920,000       Onondaga County IDA (Le Moyne College)         5.500      03/01/2014      03/01/2009 A              951,105
------------------------------------------------------------------------------------------------------------------------------------
       23,570,000       Onondaga County Res Rec                        5.000      05/01/2010      04/24/2009 B           23,569,057
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Ontario County GO                              5.550      08/15/2009      08/15/2007 A               25,176
------------------------------------------------------------------------------------------------------------------------------------
          230,000       Orange County IDA (Glen Arden)                 5.400      01/01/2008      01/01/2008                231,380
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Orange County IDA (Orange Mental
                        Retardation Properties)                        6.000      05/01/2008      11/01/2007 A               40,851
------------------------------------------------------------------------------------------------------------------------------------
           60,000       Orange County IDA (Orange Mental
                        Retardation Properties)                        6.125      05/01/2016 1    11/01/2007 A               61,181
------------------------------------------------------------------------------------------------------------------------------------
        5,065,000       Orange County IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                      6.000      12/01/2016 1    12/01/2011 A            5,549,062
------------------------------------------------------------------------------------------------------------------------------------
        1,920,000       Orange County IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                      6.000      12/01/2016 1    12/01/2011 A            2,103,494
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Oswego County IDA (Seneca Hill Manor)          5.550      08/01/2022      08/01/2007 A               51,288
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Oswego County IDA (Seneca Hill Manor)          5.650      08/01/2037      08/01/2007 A              256,330
------------------------------------------------------------------------------------------------------------------------------------
          575,000       Otsego County IDA (Mary Imogene Bassett
                        Hospital)                                      5.350      11/01/2020      11/01/2008 A              595,913
------------------------------------------------------------------------------------------------------------------------------------
           35,000       Oyster Bay GO                                  5.000      12/01/2018      06/01/2007 A               35,335
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Philadelphia, NY GO                            7.500      12/15/2009      12/15/2009                 54,607
------------------------------------------------------------------------------------------------------------------------------------


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      21,985,000       Port Authority NY/NJ (Delta
                        Air Lines) 3                                   6.950%     06/01/2008      06/01/2007 A    $      22,149,888
------------------------------------------------------------------------------------------------------------------------------------
       18,355,000       Port Authority NY/NJ (JFK International Air
                        Terminal) 5                                    6.250      12/01/2014      06/01/2012 A           21,099,426
------------------------------------------------------------------------------------------------------------------------------------
       62,640,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                      5.750      12/01/2022 1    12/01/2007 A           64,634,458
------------------------------------------------------------------------------------------------------------------------------------
       40,815,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                      5.750      12/01/2025      12/01/2007 A           41,318,657
------------------------------------------------------------------------------------------------------------------------------------
       32,140,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                      5.900      12/01/2017 1    12/01/2007 A           33,197,085
------------------------------------------------------------------------------------------------------------------------------------
       24,410,000       Port Authority NY/NJ (KIAC)                    6.750      10/01/2011      10/01/2008 A           24,800,316
------------------------------------------------------------------------------------------------------------------------------------
       27,570,000       Port Authority NY/NJ (KIAC)                    6.750      10/01/2019 1    10/01/2008 A           27,979,690
------------------------------------------------------------------------------------------------------------------------------------
        3,500,000       Port Authority NY/NJ (KIAC)                    7.000      10/01/2007      10/01/2007              3,527,020
------------------------------------------------------------------------------------------------------------------------------------
          130,000       Port Authority NY/NJ, 108th Series             5.400      07/15/2010      07/15/2007 A              131,459
------------------------------------------------------------------------------------------------------------------------------------
          120,000       Port Authority NY/NJ, 108th Series             5.400      07/15/2012      07/15/2007 A              121,346
------------------------------------------------------------------------------------------------------------------------------------
          285,000       Port Authority NY/NJ, 108th Series             5.500      07/15/2013      07/15/2007 A              288,221
------------------------------------------------------------------------------------------------------------------------------------
          155,000       Port Authority NY/NJ, 108th Series             5.500      07/15/2014      07/15/2007 A              156,752
------------------------------------------------------------------------------------------------------------------------------------
        8,150,000       Port Authority NY/NJ, 108th Series             5.875      01/15/2017      07/15/2007 A            8,289,610
------------------------------------------------------------------------------------------------------------------------------------
       15,260,000       Port Authority NY/NJ, 109th Series             5.375      07/15/2022      07/15/2007 A           15,433,048
------------------------------------------------------------------------------------------------------------------------------------
          505,000       Port Authority NY/NJ, 109th Series             5.375      07/15/2027      07/15/2007 A              510,666
------------------------------------------------------------------------------------------------------------------------------------
          175,000       Port Authority NY/NJ, 109th Series             5.375      01/15/2032      07/15/2007 A              176,950
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Port Authority NY/NJ, 109th Series             5.500      07/15/2017      07/15/2007 A               50,567
------------------------------------------------------------------------------------------------------------------------------------
           20,000       Port Authority NY/NJ, 110th Series             5.000      07/01/2015      07/01/2008 A               20,248
------------------------------------------------------------------------------------------------------------------------------------
           70,000       Port Authority NY/NJ, 110th Series             5.000      07/01/2015      07/01/2007 A               70,895
------------------------------------------------------------------------------------------------------------------------------------
           20,000       Port Authority NY/NJ, 110th Series             5.125      07/01/2012      07/01/2007 A               20,256
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Port Authority NY/NJ, 110th Series             5.250      07/01/2013      07/01/2007 A              101,310
------------------------------------------------------------------------------------------------------------------------------------
           85,000       Port Authority NY/NJ, 110th Series             5.300      07/01/2016      07/01/2007 A               86,091
------------------------------------------------------------------------------------------------------------------------------------
          150,000       Port Authority NY/NJ, 110th Series             5.375      07/01/2017      07/01/2007 A              151,944
------------------------------------------------------------------------------------------------------------------------------------
          245,000       Port Authority NY/NJ, 111th Series             5.000      10/01/2022 1    10/01/2007 A              248,878
------------------------------------------------------------------------------------------------------------------------------------
          160,000       Port Authority NY/NJ, 111th Series             5.000      10/01/2027      10/01/2007 A              162,234
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Port Authority NY/NJ, 116th Series             5.000      10/01/2013      10/02/2007 A              100,608
------------------------------------------------------------------------------------------------------------------------------------
          135,000       Port Authority NY/NJ, 116th Series             5.250      10/01/2014      10/02/2007 A              135,848
------------------------------------------------------------------------------------------------------------------------------------
           55,000       Port Authority NY/NJ, 116th Series             5.250      10/01/2015      10/02/2007 A               55,344
------------------------------------------------------------------------------------------------------------------------------------
          150,000       Port Authority NY/NJ, 120th Series             5.375      10/15/2016      10/15/2007 A              152,669
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Port Authority NY/NJ, 120th Series             5.500      10/15/2017      10/15/2007 A               10,185
------------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Port Authority NY/NJ, 120th Series             5.500      10/15/2035      10/15/2007 A            7,128,450
------------------------------------------------------------------------------------------------------------------------------------
        6,230,000       Port Authority NY/NJ, 120th Series             5.750      10/15/2011      10/15/2007 A            6,355,098
------------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Port Authority NY/NJ, 120th Series             5.750      10/15/2026      10/15/2007 A            7,140,350
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Port Authority NY/NJ, 121st Series             5.000      10/15/2021      10/15/2007 A               40,699
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Port Authority NY/NJ, 121st Series             5.000      10/15/2022      10/15/2007 A               25,415
------------------------------------------------------------------------------------------------------------------------------------
        1,125,000       Port Authority NY/NJ, 121st Series             5.125      10/15/2030      10/15/2007 A            1,143,675
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Port Authority NY/NJ, 121st Series             5.250      10/15/2025      10/15/2007 A               76,307
------------------------------------------------------------------------------------------------------------------------------------
           30,000       Port Authority NY/NJ, 122nd Series             5.000      07/15/2020      07/15/2010 A               30,558
------------------------------------------------------------------------------------------------------------------------------------


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          30,000       Port Authority NY/NJ, 122nd Series             5.000%     07/15/2031      07/15/2008 A    $          30,528
------------------------------------------------------------------------------------------------------------------------------------
          150,000       Port Authority NY/NJ, 122nd Series             5.000      07/15/2031      07/15/2008 A              152,564
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Port Authority NY/NJ, 122nd Series             5.500      07/15/2011      07/15/2008 A            2,059,860
------------------------------------------------------------------------------------------------------------------------------------
           30,000       Port Authority NY/NJ, 124th Series             4.800      08/01/2018      08/02/2008 A               30,511
------------------------------------------------------------------------------------------------------------------------------------
          950,000       Port Authority NY/NJ, 124th Series             5.000      08/01/2019      08/01/2008 A              970,634
------------------------------------------------------------------------------------------------------------------------------------
           20,000       Port Authority NY/NJ, 124th Series             5.000      08/01/2021      08/01/2008 A               20,434
------------------------------------------------------------------------------------------------------------------------------------
          300,000       Port Authority NY/NJ, 124th Series             5.000      08/01/2024      08/01/2008 A              306,321
------------------------------------------------------------------------------------------------------------------------------------
          320,000       Port Authority NY/NJ, 124th Series             5.000      08/01/2031      08/01/2008 A              325,549
------------------------------------------------------------------------------------------------------------------------------------
           15,000       Port Authority NY/NJ, 126th Series             5.000      11/15/2024      05/15/2012 A               15,605
------------------------------------------------------------------------------------------------------------------------------------
          230,000       Port Authority NY/NJ, 127th Series             5.000      12/15/2022      06/15/2012 A              240,366
------------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Port Authority NY/NJ, 131st Series             5.000      12/15/2020      06/15/2013 A            1,571,445
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Port Authority NY/NJ, 131st Series             5.000      12/15/2026      06/15/2014 A               10,404
------------------------------------------------------------------------------------------------------------------------------------
       11,860,000       Port Authority NY/NJ, 139th Series 5           4.625      10/01/2019      04/01/2015 A           12,246,695
------------------------------------------------------------------------------------------------------------------------------------
       13,745,000       Port Authority NY/NJ, 141st Series             5.000      09/01/2021      09/01/2015 A           14,467,712
------------------------------------------------------------------------------------------------------------------------------------
       14,110,000       Port Authority NY/NJ, 141st Series             5.000      09/01/2022      09/01/2015 A           14,821,426
------------------------------------------------------------------------------------------------------------------------------------
       16,455,000       Port Authority NY/NJ, 141st Series             5.000      09/01/2025      09/01/2015 A           17,260,801
------------------------------------------------------------------------------------------------------------------------------------
        9,000,000       Port Authority NY/NJ, 143rd Series             5.000      10/01/2021      04/01/2016 A            9,528,210
------------------------------------------------------------------------------------------------------------------------------------
       24,775,000       Port Authority NY/NJ, 146th Series             5.000      12/01/2022      12/01/2016 A           26,254,563
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Port Authority NY/NJ, 190th Series             5.500      07/15/2016      01/15/2008 A              101,138
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Port Chester IDA (Nadel Industries)            7.000      02/01/2016      02/01/2008 E               25,668
------------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Poughkeepsie IDA (Eastman & Bixby Redevel.
                        Corp.)                                         5.900      08/01/2020      08/01/2010 A            1,545,502
------------------------------------------------------------------------------------------------------------------------------------
          330,000       Putnam County IDA (Brewster Plastics)          7.375      12/01/2008      04/23/2008 B              332,501
------------------------------------------------------------------------------------------------------------------------------------
        1,200,000       Rensselaer County IDA (Franciscan Heights)     5.375      12/01/2025      12/01/2014 A            1,284,252
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Rensselaer County IDA (Rensselaer
                        Polytechnical Institute)                       5.125      08/01/2029      08/01/2009 A               41,144
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Rensselaer County IDA (Rensselaer
                        Polytechnical Institute)                       5.500      08/01/2022      08/01/2009 A               52,059
------------------------------------------------------------------------------------------------------------------------------------
        1,490,000       Rensselaer County Tobacco Asset
                        Securitization Corp.                           5.750      06/01/2043      06/01/2012 A            1,566,810
------------------------------------------------------------------------------------------------------------------------------------
        3,155,000       Rensselaer County Tobacco Asset
                        Securitization Corp.                           5.200      06/01/2025      12/04/2010 D            3,243,782
------------------------------------------------------------------------------------------------------------------------------------
          115,000       Rensselaer Hsg. Authority (Renwyck)            7.650      01/01/2011      07/01/2007 A              115,795
------------------------------------------------------------------------------------------------------------------------------------
           60,000       Rensselaer Municipal Leasing Corp.
                        (Rensselaer County Nursing Home)               6.900      06/01/2024      06/01/2007 A               60,248
------------------------------------------------------------------------------------------------------------------------------------
        1,325,000       Riverhead HDC (Riverpointe Apartments)         5.850      08/01/2010      04/09/2009 D            1,335,931
------------------------------------------------------------------------------------------------------------------------------------
        5,500,000       Rochester Hsg. Authority (Crossroads
                        Apartments)                                    7.700      01/01/2017 1    12/01/2008 A            5,621,385
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Rochester Hsg. Authority (Stonewood Village)   5.900      09/01/2009      09/22/2008 B              242,265
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Rockland County Solid Waste Management
                        Authority                                      5.625      12/15/2014      12/15/2007 A               25,534
------------------------------------------------------------------------------------------------------------------------------------


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      10,705,000       Rockland County Tobacco Asset
                        Securitization Corp.                           5.500%     08/15/2025      08/15/2012 A    $      11,168,419
------------------------------------------------------------------------------------------------------------------------------------
          190,000       Rockland Gardens Hsg. Corp.                   10.500      05/01/2011      11/01/2007 A              190,722
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Rome HDC (Park Drive Manor)                    7.000      01/01/2026 1    07/01/2007 A              250,410
------------------------------------------------------------------------------------------------------------------------------------
           80,000       Rome HDC, Series A                             6.250      01/01/2024      07/01/2008 A               83,178
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Roslyn Union Free School District              5.300      01/15/2012      07/15/2007 A               50,313
------------------------------------------------------------------------------------------------------------------------------------
          200,000       Roslyn Union Free School District              5.375      01/15/2014      07/15/2007 A              201,276
------------------------------------------------------------------------------------------------------------------------------------
          225,000       Roxbury CSD GO                                 6.400      06/15/2010      06/15/2007 A              226,073
------------------------------------------------------------------------------------------------------------------------------------
          235,000       Roxbury CSD GO                                 6.400      06/15/2011      06/15/2007 A              236,109
------------------------------------------------------------------------------------------------------------------------------------
       32,000,000       Sales Tax Asset Receivables Corp., Series A    5.250      10/15/2027      10/15/2014 A           34,679,040
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Saratoga County IDA (Saratoga
                        Hospital/Saratoga Care/Benedict Community
                        Health Center)                                 5.000      12/01/2014      12/01/2014                521,535
------------------------------------------------------------------------------------------------------------------------------------
        3,725,000       Saratoga County IDA (Saratoga
                        Hospital/Saratoga Care/Benedict Community
                        Health Center)                                 5.750      12/01/2023      06/01/2007 A            3,730,252
------------------------------------------------------------------------------------------------------------------------------------
        6,540,000       Saratoga County IDA (Saratoga
                        Hospital/Saratoga Care/Benedict Community
                        Health Center)                                 5.750      12/01/2033      06/01/2007 A            6,549,221
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Scotia GO                                      6.100      01/15/2012      07/15/2007 A               25,150
------------------------------------------------------------------------------------------------------------------------------------
          850,000       SONYMA, Series 101                             5.000      10/01/2018      10/01/2011 A              866,907
------------------------------------------------------------------------------------------------------------------------------------
           30,000       SONYMA, Series 101                             5.350      10/01/2026      10/01/2011 A               30,912
------------------------------------------------------------------------------------------------------------------------------------
       22,970,000       SONYMA, Series 106                             5.250      04/01/2034      04/01/2012 A           23,594,325
------------------------------------------------------------------------------------------------------------------------------------
        4,585,000       SONYMA, Series 109                             4.800      10/01/2023      10/01/2013 A            4,649,649
------------------------------------------------------------------------------------------------------------------------------------
           25,000       SONYMA, Series 27                              5.250      04/01/2013      04/01/2010 A               25,687
------------------------------------------------------------------------------------------------------------------------------------
       11,465,000       SONYMA, Series 29                              5.400      10/01/2022 1    10/01/2010 A           11,841,281
------------------------------------------------------------------------------------------------------------------------------------
       10,150,000       SONYMA, Series 29                              5.450      10/01/2031      10/01/2010 A           10,410,652
------------------------------------------------------------------------------------------------------------------------------------
          400,000       SONYMA, Series 31                              5.200      10/01/2021      04/01/2011 A              408,860
------------------------------------------------------------------------------------------------------------------------------------
          485,000       SONYMA, Series 31                              5.300      10/01/2031      04/01/2011 A              495,098
------------------------------------------------------------------------------------------------------------------------------------
          140,000       SONYMA, Series 63                              5.600      10/01/2010      04/01/2009 A              142,923
------------------------------------------------------------------------------------------------------------------------------------
          150,000       SONYMA, Series 66                              5.600      10/01/2017      07/01/2007 A              153,516
------------------------------------------------------------------------------------------------------------------------------------
          100,000       SONYMA, Series 67                              5.600      10/01/2014 1    09/01/2009 A              101,948
------------------------------------------------------------------------------------------------------------------------------------
           85,000       SONYMA, Series 67                              5.600      10/01/2014      09/01/2007 A               86,641
------------------------------------------------------------------------------------------------------------------------------------
        1,065,000       SONYMA, Series 67                              5.700      10/01/2017 1    09/01/2007 A            1,085,373
------------------------------------------------------------------------------------------------------------------------------------
          180,000       SONYMA, Series 67                              5.800      10/01/2028 1    09/01/2009 A              181,912
------------------------------------------------------------------------------------------------------------------------------------
           35,000       SONYMA, Series 67                              5.800      10/01/2028      09/01/2009 A               35,372
------------------------------------------------------------------------------------------------------------------------------------
        2,365,000       SONYMA, Series 70                              5.375      10/01/2017 1    03/01/2008 A            2,420,672
------------------------------------------------------------------------------------------------------------------------------------
          100,000       SONYMA, Series 70                              5.375      10/01/2017      03/01/2008 A              102,106
------------------------------------------------------------------------------------------------------------------------------------
        3,685,000       SONYMA, Series 71                              5.400      04/01/2029      07/01/2008 A            3,733,642
------------------------------------------------------------------------------------------------------------------------------------
           10,000       SONYMA, Series 71                              4.900      04/01/2009      04/01/2009                 10,180
------------------------------------------------------------------------------------------------------------------------------------
          120,000       SONYMA, Series 73                              5.300      10/01/2028      09/01/2008 A              122,284
------------------------------------------------------------------------------------------------------------------------------------
          150,000       SONYMA, Series 73-A                            5.250      10/01/2017      09/01/2008 A              152,922
------------------------------------------------------------------------------------------------------------------------------------
           85,000       SONYMA, Series 73-B                            5.450      10/01/2024 1    09/30/2011 A               85,572
------------------------------------------------------------------------------------------------------------------------------------


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          15,000       SONYMA, Series 77                              5.600%     04/01/2010      11/23/2009 A    $          15,329
------------------------------------------------------------------------------------------------------------------------------------
          400,000       SONYMA, Series 77                              5.700      04/01/2011      11/23/2009 A              412,900
------------------------------------------------------------------------------------------------------------------------------------
           10,000       SONYMA, Series 79                              5.250      10/01/2021      03/01/2009 A               10,220
------------------------------------------------------------------------------------------------------------------------------------
           55,000       SONYMA, Series 79                              5.300      04/01/2029      03/01/2009 A               56,066
------------------------------------------------------------------------------------------------------------------------------------
        2,140,000       SONYMA, Series 80                              5.100      10/01/2017 1    03/01/2009 A            2,197,159
------------------------------------------------------------------------------------------------------------------------------------
        5,350,000       SONYMA, Series 82                              5.550      10/01/2019 1    10/01/2009 A            5,475,083
------------------------------------------------------------------------------------------------------------------------------------
       25,000,000       SONYMA, Series 83                              5.450      04/01/2018 1    10/01/2009 A           25,774,000
------------------------------------------------------------------------------------------------------------------------------------
           45,000       SONYMA, Series 83                              5.550      10/01/2027      10/01/2009 A               46,146
------------------------------------------------------------------------------------------------------------------------------------
          885,000       SONYMA, Series 88                              5.500      04/01/2025      11/01/2009 A              891,239
------------------------------------------------------------------------------------------------------------------------------------
          190,000       SONYMA, Series 89                              5.650      04/01/2012      11/01/2009 A              193,893
------------------------------------------------------------------------------------------------------------------------------------
          100,000       SONYMA, Series 91                              5.300      10/01/2009      07/01/2007 A              102,277
------------------------------------------------------------------------------------------------------------------------------------
          500,000       SONYMA, Series 93                              5.550      04/01/2010      10/01/2009 A              506,980
------------------------------------------------------------------------------------------------------------------------------------
        2,375,000       SONYMA, Series 93                              5.600      10/01/2017      10/01/2009 A            2,382,291
------------------------------------------------------------------------------------------------------------------------------------
          145,000       SONYMA, Series 93                              5.650      10/01/2011      10/01/2009 A              147,474
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       SONYMA, Series 95                              5.500      10/01/2017 1    04/01/2010 A            2,078,820
------------------------------------------------------------------------------------------------------------------------------------
        6,100,000       SONYMA, Series 97                              5.400      10/01/2021 1    04/01/2011 A            6,284,891
------------------------------------------------------------------------------------------------------------------------------------
          625,000       SONYMA, Series 98                              5.050      10/01/2017      04/01/2011 A              644,575
------------------------------------------------------------------------------------------------------------------------------------
          300,000       Spring Valley GO                               5.000      05/01/2020      05/15/2015 A              317,565
------------------------------------------------------------------------------------------------------------------------------------
          310,000       Spring Valley GO                               5.000      05/01/2021      05/15/2015 A              324,462
------------------------------------------------------------------------------------------------------------------------------------
          325,000       Spring Valley GO                               5.000      05/01/2022      05/15/2015 A              339,485
------------------------------------------------------------------------------------------------------------------------------------
          335,000       Spring Valley GO                               5.000      05/01/2023      05/15/2015 A              349,465
------------------------------------------------------------------------------------------------------------------------------------
          350,000       Spring Valley GO                               5.000      05/01/2024      05/15/2015 A              364,389
------------------------------------------------------------------------------------------------------------------------------------
          365,000       Spring Valley GO                               5.000      05/01/2025      05/15/2015 A              379,753
------------------------------------------------------------------------------------------------------------------------------------
           55,000       Springville HDC (Springbrook)                  5.950      01/01/2010      09/21/2008 D               55,696
------------------------------------------------------------------------------------------------------------------------------------
          170,000       St. Lawrence County IDA (PACES)                5.875      06/30/2007      06/30/2007                170,267
------------------------------------------------------------------------------------------------------------------------------------
          790,000       Suffolk County IDA (ALIA-CCDRCA)               7.000      06/01/2016      06/01/2011 A              847,986
------------------------------------------------------------------------------------------------------------------------------------
          955,000       Suffolk County IDA (ALIA-FREE)                 7.000      06/01/2016      06/01/2011 A            1,025,097
------------------------------------------------------------------------------------------------------------------------------------
          775,000       Suffolk County IDA (ALIA-IGHL)                 6.500      12/01/2013      04/07/2011 B              816,943
------------------------------------------------------------------------------------------------------------------------------------
          450,000       Suffolk County IDA (ALIA-WORCA)                7.000      06/01/2016      06/01/2011 A              483,030
------------------------------------------------------------------------------------------------------------------------------------
          350,000       Suffolk County IDA (Catholic Charities)        6.000      10/01/2020      12/27/2014 D              358,880
------------------------------------------------------------------------------------------------------------------------------------
          330,000       Suffolk County IDA (DDI)                       6.000      10/01/2020      12/27/2014 D              338,372
------------------------------------------------------------------------------------------------------------------------------------
          330,000       Suffolk County IDA (DDI)                       6.000      10/01/2020      12/27/2014 D              338,372
------------------------------------------------------------------------------------------------------------------------------------
          765,000       Suffolk County IDA (Dowling College)           5.000      06/01/2018      06/01/2016 A              809,936
------------------------------------------------------------------------------------------------------------------------------------
          180,000       Suffolk County IDA (Family Residences)         6.000      10/01/2015      04/12/2012 B              183,695
------------------------------------------------------------------------------------------------------------------------------------
          490,000       Suffolk County IDA (Family Residences),
                        Series A                                       6.375      12/01/2018      10/20/2013 B              526,309
------------------------------------------------------------------------------------------------------------------------------------
        3,260,000       Suffolk County IDA (Family Residences),
                        Series A                                       6.375      12/01/2018      08/03/2014 B            3,501,566
------------------------------------------------------------------------------------------------------------------------------------
          595,000       Suffolk County IDA (Huntington First Aid
                        Squad)                                         6.025      11/01/2008      11/15/2007 B              606,787
------------------------------------------------------------------------------------------------------------------------------------
          760,000       Suffolk County IDA (Independent Group Home
                        Living)                                        6.000      10/01/2020      12/27/2014 B              779,281
------------------------------------------------------------------------------------------------------------------------------------


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         610,000       Suffolk County IDA (L.I. Network Community
                        Services)                                      7.000%     02/01/2014      02/01/2010 B    $         633,217
------------------------------------------------------------------------------------------------------------------------------------
          290,000       Suffolk County IDA (Mattituck-Laurel
                        Library)                                       6.000      09/01/2019 1    09/01/2010 A              314,421
------------------------------------------------------------------------------------------------------------------------------------
          435,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                    6.250      11/01/2016      10/14/2012 B              443,831
------------------------------------------------------------------------------------------------------------------------------------
          155,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                    6.250      11/01/2016      11/01/2007 A              155,243
------------------------------------------------------------------------------------------------------------------------------------
          840,000       Suffolk County IDA (Nissequogue
                        Cogeneration Partners)                         4.875      01/01/2008      01/01/2008                838,874
------------------------------------------------------------------------------------------------------------------------------------
          985,000       Suffolk County IDA (Pederson-Krager Center)    6.375      11/01/2015      03/07/2012 B            1,007,822
------------------------------------------------------------------------------------------------------------------------------------
          780,000       Suffolk County IDA (Pederson-Krager Center)    6.400      02/01/2015      06/23/2011 B              798,041
------------------------------------------------------------------------------------------------------------------------------------
          265,000       Suffolk County IDA (Suffolk Hotels)            6.000      10/01/2020      07/27/2014 D              271,723
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Suffolk County IDA (WORCA)                     6.000      10/01/2020      12/27/2014 B              512,685
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Suffolk County Water Authority                 5.750      06/01/2010      06/01/2007 E              105,353
------------------------------------------------------------------------------------------------------------------------------------
        2,855,000       Sullivan County IDA (Center for Discovery)     5.625      06/01/2013      06/01/2013              2,897,911
------------------------------------------------------------------------------------------------------------------------------------
        6,435,000       Sullivan County IDA (Center for Discovery)     6.375      02/01/2020      07/28/2014 D            6,565,759
------------------------------------------------------------------------------------------------------------------------------------
           30,000       Syracuse Hsg. Authority                        5.400      09/01/2021      09/01/2015 A               32,154
------------------------------------------------------------------------------------------------------------------------------------
          240,000       Syracuse IDA (Crouse Irving Companies)         5.250      01/01/2017      01/01/2010 A              245,561
------------------------------------------------------------------------------------------------------------------------------------
          910,000       Syracuse IDA (Crouse Irving Health Hospital)   5.125      01/01/2009      07/06/2008 B              900,409
------------------------------------------------------------------------------------------------------------------------------------
          690,000       Syracuse IDA (One Center Armory Garage)        6.750      12/01/2017      06/01/2007 A              696,810
------------------------------------------------------------------------------------------------------------------------------------
          605,000       Syracuse SCHC (East Hill Village Apartments)   6.125      11/01/2010      03/12/2009 B              601,703
------------------------------------------------------------------------------------------------------------------------------------
          260,000       Tobacco Settlement Financing Corp. (TASC)      5.000      06/01/2011      06/01/2007 A              260,260
------------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Tobacco Settlement Financing Corp. (TASC)      5.250      06/01/2012      06/01/2007 A            3,003,600
------------------------------------------------------------------------------------------------------------------------------------
       11,905,000       Tobacco Settlement Financing Corp. (TASC)      5.250      06/01/2013      06/01/2008 A           12,110,242
------------------------------------------------------------------------------------------------------------------------------------
        4,420,000       Tobacco Settlement Financing Corp. (TASC)      5.250      06/01/2013      06/01/2008 A            4,499,251
------------------------------------------------------------------------------------------------------------------------------------
        2,220,000       Tobacco Settlement Financing Corp. (TASC)      5.250      06/01/2021      06/01/2013 A            2,382,171
------------------------------------------------------------------------------------------------------------------------------------
          800,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2010      06/01/2007 A              801,128
------------------------------------------------------------------------------------------------------------------------------------
       19,550,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2014      06/01/2009 A           20,240,897
------------------------------------------------------------------------------------------------------------------------------------
        8,250,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2015      06/01/2010 A            8,688,570
------------------------------------------------------------------------------------------------------------------------------------
       11,900,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2016      06/01/2008 A           12,492,620
------------------------------------------------------------------------------------------------------------------------------------
        5,020,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2017      06/01/2011 A            5,338,971
------------------------------------------------------------------------------------------------------------------------------------


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      21,000,000       Tobacco Settlement Financing Corp. (TASC)      5.500%     06/01/2018      06/01/2012 A    $      22,573,320
------------------------------------------------------------------------------------------------------------------------------------
       20,500,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2019      06/01/2013 A           22,276,120
------------------------------------------------------------------------------------------------------------------------------------
       11,000,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2020      06/01/2013 A           11,934,230
------------------------------------------------------------------------------------------------------------------------------------
       18,395,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2021      06/01/2013 A           19,925,832
------------------------------------------------------------------------------------------------------------------------------------
       14,965,000       Tobacco Settlement Financing Corp. (TASC)      5.500      06/01/2022      06/01/2013 A           16,176,417
------------------------------------------------------------------------------------------------------------------------------------
          900,000       Tompkins County IDA (Kendall at Ithaca)        5.750      07/01/2018      07/01/2008 A              915,075
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Tompkins County IDA (Kendall at Ithaca)        6.000      07/01/2024      07/01/2008 A            2,041,980
------------------------------------------------------------------------------------------------------------------------------------
           30,000       Tompkins Health Care Corp. (Reconstruction
                        Home)                                          5.875      02/01/2033      08/01/2007 A               30,047
------------------------------------------------------------------------------------------------------------------------------------
          270,000       Tompkins Health Care Corp. (Reconstruction
                        Home)                                         10.800      02/01/2028 1    08/01/2007 A              296,684
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Triborough Bridge & Tunnel Authority           5.000      01/01/2024      07/01/2007 A               40,042
------------------------------------------------------------------------------------------------------------------------------------
        1,310,000       Triborough Bridge & Tunnel Authority,
                        Series A                                       5.000      01/01/2024      07/01/2007 E            1,311,389
------------------------------------------------------------------------------------------------------------------------------------
          845,000       Triborough Bridge & Tunnel Authority,
                        Series A                                       5.200      01/01/2020      07/01/2007 A              850,898
------------------------------------------------------------------------------------------------------------------------------------
      144,685,000       TSASC, Inc. (TFABs)                            4.750      06/01/2022      04/09/2011 D          145,263,740
------------------------------------------------------------------------------------------------------------------------------------
       17,500,000       TSASC, Inc. (TFABs)                            5.000      06/01/2026      05/28/2016 D           17,770,200
------------------------------------------------------------------------------------------------------------------------------------
       24,240,000       TSASC, Inc. (TFABs)                            5.000      06/01/2034      06/01/2016 A           24,506,640
------------------------------------------------------------------------------------------------------------------------------------
          275,000       TSASC, Inc. (TFABs)                            4.250      07/15/2010      07/15/2010                280,360
------------------------------------------------------------------------------------------------------------------------------------
       73,440,000       TSASC, Inc. (TFABs) 5                          4.750      06/01/2022      04/09/2011 A           73,733,760
------------------------------------------------------------------------------------------------------------------------------------
       50,000,000       TSASC, Inc. (TFABs) 5                          5.000      06/01/2026      05/28/2016 A           50,772,250
------------------------------------------------------------------------------------------------------------------------------------
          430,000       TSASC, Inc. (TFABs)                            5.250      07/15/2011      07/15/2011                457,339
------------------------------------------------------------------------------------------------------------------------------------
          815,000       TSASC, Inc. (TFABs)                            5.500      07/15/2013      07/15/2012 A              885,889
------------------------------------------------------------------------------------------------------------------------------------
       23,930,000       TSASC, Inc. (TFABs)                            5.500      07/15/2024      01/25/2012 D           25,725,468
------------------------------------------------------------------------------------------------------------------------------------
          250,000       TSASC, Inc. (TFABs)                            5.875      07/15/2015      07/15/2009 A              264,608
------------------------------------------------------------------------------------------------------------------------------------
          275,000       TSASC, Inc. (TFABs)                            5.900      07/15/2017      07/15/2009 A              291,217
------------------------------------------------------------------------------------------------------------------------------------
       65,080,000       TSASC, Inc. (TFABs)                            6.375      07/15/2039 1    07/15/2009 A           69,591,346
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Ulster County GO                               5.400      11/15/2015      05/15/2007 A               10,021
------------------------------------------------------------------------------------------------------------------------------------
          100,000       Ulster County IDA (Benedictine Hospital)       6.250      06/01/2008      12/07/2007 B              101,437
------------------------------------------------------------------------------------------------------------------------------------
          155,000       Ulster County Res Rec                          5.000      03/01/2016      03/01/2016                161,946
------------------------------------------------------------------------------------------------------------------------------------
          160,000       Ulster County Res Rec                          5.000      03/01/2017      03/01/2016 A              166,558
------------------------------------------------------------------------------------------------------------------------------------
          170,000       Ulster County Res Rec                          5.000      03/01/2018      03/01/2016 A              176,499
------------------------------------------------------------------------------------------------------------------------------------
          830,000       Ulster County Tobacco Asset Securitization
                        Corp.                                          0.000 4    06/01/2040      06/01/2017 A              770,190
------------------------------------------------------------------------------------------------------------------------------------
          360,000       Ulster County Tobacco Asset Securitization
                        Corp.                                          6.000      06/01/2040      06/01/2012 A              383,328
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Ulster County Tobacco Asset Securitization
                        Corp.                                          6.250      06/01/2025      06/01/2012 A               10,776
------------------------------------------------------------------------------------------------------------------------------------


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      10,795,000       Ulster County Tobacco Asset Securitization
                        Corp.                                          6.750%     06/01/2030 1    06/01/2011 A    $      11,816,315
------------------------------------------------------------------------------------------------------------------------------------
           45,000       United Nations Devel. Corp., Series A          5.250      07/01/2012      01/01/2008 A               45,491
------------------------------------------------------------------------------------------------------------------------------------
        1,575,000       United Nations Devel. Corp., Series A          5.250      07/01/2013      01/01/2008 A            1,592,168
------------------------------------------------------------------------------------------------------------------------------------
        1,500,000       United Nations Devel. Corp., Series A          5.250      07/01/2014      01/01/2008 A            1,516,350
------------------------------------------------------------------------------------------------------------------------------------
        1,565,000       United Nations Devel. Corp., Series A          5.250      07/01/2015      01/01/2008 A            1,582,059
------------------------------------------------------------------------------------------------------------------------------------
        5,700,000       United Nations Devel. Corp., Series A          5.250      07/01/2018      01/01/2008 A            5,753,637
------------------------------------------------------------------------------------------------------------------------------------
        6,530,000       United Nations Devel. Corp., Series A          5.250      07/01/2019      01/01/2008 A            6,589,488
------------------------------------------------------------------------------------------------------------------------------------
        6,900,000       United Nations Devel. Corp., Series A          5.250      07/01/2020      01/01/2008 A            6,962,859
------------------------------------------------------------------------------------------------------------------------------------
        2,970,000       United Nations Devel. Corp., Series A          5.250      07/01/2021      01/01/2008 A            2,997,057
------------------------------------------------------------------------------------------------------------------------------------
        3,050,000       United Nations Devel. Corp., Series A          5.250      07/01/2022      01/01/2008 A            3,077,786
------------------------------------------------------------------------------------------------------------------------------------
        2,040,000       United Nations Devel. Corp., Series A          5.250      07/01/2023      01/01/2008 A            2,058,584
------------------------------------------------------------------------------------------------------------------------------------
        3,020,000       United Nations Devel. Corp., Series A          5.250      07/01/2024      01/01/2008 A            3,047,512
------------------------------------------------------------------------------------------------------------------------------------
          200,000       United Nations Devel. Corp., Series A          5.250      07/01/2026      07/01/2008 A              201,794
------------------------------------------------------------------------------------------------------------------------------------
          295,000       Utica GO                                       6.200      01/15/2014      01/15/2010 A              317,727
------------------------------------------------------------------------------------------------------------------------------------
          320,000       Utica GO                                       6.250      01/15/2015      01/15/2010 A              345,075
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Utica IDA (Utica College Civic Facility)       5.300      08/01/2008      02/05/2008 B               75,220
------------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Utica IDA (Utica College Civic Facility)       6.375      12/01/2011      01/13/2010 B            1,504,892
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Utica SCHC (Multifamily), Series A             5.550      12/01/2017      06/01/2007 A              258,590
------------------------------------------------------------------------------------------------------------------------------------
           20,000       Utica SCHC (Steinhorst Apartments)             6.500      04/15/2008      10/15/2007 A               20,023
------------------------------------------------------------------------------------------------------------------------------------
          180,000       Valley Health Devel. Corp.                     6.750      05/20/2022      05/20/2010 A              202,086
------------------------------------------------------------------------------------------------------------------------------------
           15,000       Victor GO                                      4.800      12/15/2017      06/15/2007 A               15,120
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Westchester County GO                          5.375      12/15/2013      06/16/2007 A               50,391
------------------------------------------------------------------------------------------------------------------------------------
           45,000       Westchester County Healthcare Corp.,
                        Series B                                       5.375      11/01/2020      11/10/2010 A               47,531
------------------------------------------------------------------------------------------------------------------------------------
          150,000       Westchester County IDA (Beth Abraham
                        Hospital)                                      7.250      12/01/2009      12/02/2008 B              153,506
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Westchester County IDA (Children's Village)    5.100      03/15/2009      03/15/2009                 51,297
------------------------------------------------------------------------------------------------------------------------------------
          275,000       Westchester County IDA (Clearview School)      6.600      01/01/2014      11/27/2010 B              289,075
------------------------------------------------------------------------------------------------------------------------------------
        1,605,000       Westchester County IDA (Guiding Eyes for
                        the Blind)                                     4.500      08/01/2012      03/16/2010 B            1,582,851
------------------------------------------------------------------------------------------------------------------------------------
           30,000       Westchester County IDA (JDAM)                  6.500      04/01/2009 1    04/01/2008 A               30,119
------------------------------------------------------------------------------------------------------------------------------------
        1,130,000       Westchester County IDA (JDAM)                  6.750      04/01/2016 1    07/01/2008 A            1,150,430
------------------------------------------------------------------------------------------------------------------------------------
        2,200,000       Westchester County IDA (Rippowam-Cisqua
                        School)                                        5.750      06/01/2029      06/01/2011 A            2,276,274
------------------------------------------------------------------------------------------------------------------------------------
        2,705,000       Westchester County IDA (Schnurmacher Center)   6.000      11/01/2011      01/03/2009 B            2,801,460
------------------------------------------------------------------------------------------------------------------------------------
          130,000       Westchester County IDA (Westchester Airport
                        Assoc.)                                        5.850      08/01/2014      08/01/2007 A              131,871
------------------------------------------------------------------------------------------------------------------------------------
          565,000       Westchester County IDA (Westchester Airport
                        Assoc.)                                        5.950      08/01/2024 1    08/01/2007 A              567,288
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Westchester County IDA (Westchester Resco
                        Company)                                       5.500      07/01/2009      07/01/2007 A              253,223
------------------------------------------------------------------------------------------------------------------------------------


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          30,000       Westchester County IDA (Winward School)        5.200%     10/01/2021      10/01/2011 A    $          31,293
------------------------------------------------------------------------------------------------------------------------------------
       18,000,000       Westchester County Tobacco Asset
                        Securitization Corp.                           0.000 4    07/15/2039 1    07/15/2017 E           19,969,560
------------------------------------------------------------------------------------------------------------------------------------
       14,200,000       Westchester County Tobacco Asset
                        Securitization Corp.                           4.500      06/01/2021      02/03/2010 B           14,067,088
------------------------------------------------------------------------------------------------------------------------------------
        8,500,000       Westchester County Tobacco Asset
                        Securitization Corp.                           5.000      06/01/2026      07/07/2014 D            8,620,105
------------------------------------------------------------------------------------------------------------------------------------
          255,000       Yonkers IDA (Hudson Scenic Studio)             5.875      11/01/2007      11/01/2007                255,849
------------------------------------------------------------------------------------------------------------------------------------
          175,000       Yonkers IDA (Michael Malotz Skilled Nursing
                        Pavilion)                                      5.450      02/01/2029      02/01/2009 A              180,786
------------------------------------------------------------------------------------------------------------------------------------
           90,000       Yonkers IDA (Michael Malotz Skilled Nursing
                        Pavilion)                                      5.650      02/01/2039      02/01/2009 A               93,274
------------------------------------------------------------------------------------------------------------------------------------
        1,455,000       Yonkers IDA (Monastery Manor Associates)       5.000      04/01/2025      04/01/2015 A            1,513,360
------------------------------------------------------------------------------------------------------------------------------------
           55,000       Yonkers IDA (Philipsburgh Hall Associates)     6.750      11/01/2008      05/18/2008 B               53,811
------------------------------------------------------------------------------------------------------------------------------------
        2,310,000       Yonkers IDA (St. John's Riverside Hospital)    6.800      07/01/2016      07/01/2011 A            2,473,202
------------------------------------------------------------------------------------------------------------------------------------
          200,000       Yonkers IDA (St. Joseph's Hospital),
                        Series 98-B                                    5.900      03/01/2008      08/31/2007 B              200,298
                                                                                                                  -----------------
                                                                                                                      3,535,229,240
------------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.4%
       15,000,000       NJ Tobacco Settlement Financing Corp. (TASC)   5.750      06/01/2032      04/29/2011 D           16,058,550
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--17.8%
        5,000,000       Guam Airport Authority, Series C               5.375      10/01/2019      10/01/2013 A            5,316,650
------------------------------------------------------------------------------------------------------------------------------------
        6,000,000       Guam Airport Authority, Series C               5.375      10/01/2020      10/01/2013 A            6,376,140
------------------------------------------------------------------------------------------------------------------------------------
          192,000       Guam EDA (TASC)                                0.000 4    05/15/2014      05/15/2014                190,510
------------------------------------------------------------------------------------------------------------------------------------
          320,000       Guam EDA (TASC)                                5.000      05/15/2022      10/12/2007 D              323,830
------------------------------------------------------------------------------------------------------------------------------------
        1,950,000       Guam EDA (TASC)                                5.400      05/15/2031      08/06/2010 D            2,008,188
------------------------------------------------------------------------------------------------------------------------------------
          215,000       Guam EDA (TASC)                                5.500      05/15/2041      05/15/2011 A              222,387
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Guam Power Authority, Series A                 5.000      10/01/2024      10/01/2009 A               25,907
------------------------------------------------------------------------------------------------------------------------------------
          520,000       Guam Power Authority, Series A                 5.250      10/01/2013      10/01/2007 A              520,255
------------------------------------------------------------------------------------------------------------------------------------
           45,000       Guam Power Authority, Series A                 5.250      10/01/2013      10/01/2007 A               45,055
------------------------------------------------------------------------------------------------------------------------------------
          655,000       Guam Power Authority, Series A                 5.250      10/01/2023      10/01/2007 A              657,607
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Guam Power Authority, Series A                 5.250      10/01/2034      10/01/2009 A               41,639
------------------------------------------------------------------------------------------------------------------------------------
          125,000       Northern Mariana Islands Ports Authority,
                        Series A                                       6.000      06/01/2014 1    06/01/2010 A              131,718
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Northern Mariana Islands Ports Authority,
                        Series A                                       6.750      10/01/2033      10/01/2013 A            2,238,720
------------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Northern Mariana Islands, Series A             6.000      06/01/2020 1    06/01/2010 A            3,155,760
------------------------------------------------------------------------------------------------------------------------------------
          220,000       Puerto Rico Aqueduct & Sewer Authority         5.000      07/01/2015      07/01/2007 A              222,662
------------------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico Aqueduct & Sewer Authority         5.000      07/01/2015      07/01/2007 A               60,964
------------------------------------------------------------------------------------------------------------------------------------
        1,040,000       Puerto Rico Aqueduct & Sewer Authority         5.000      07/01/2019      07/01/2008 A            1,060,592
------------------------------------------------------------------------------------------------------------------------------------


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$          90,000       Puerto Rico Aqueduct & Sewer Authority         5.000%     07/01/2019      07/01/2007 A    $          91,443
------------------------------------------------------------------------------------------------------------------------------------
          120,000       Puerto Rico Aqueduct & Sewer Authority         5.000      07/01/2019      07/01/2007 A              121,924
------------------------------------------------------------------------------------------------------------------------------------
          375,000       Puerto Rico Children's Trust Fund (TASC)       4.100      05/15/2013      05/15/2013                373,478
------------------------------------------------------------------------------------------------------------------------------------
          200,000       Puerto Rico Children's Trust Fund (TASC)       4.250      05/15/2014      05/15/2012 A              200,494
------------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Puerto Rico Children's Trust Fund (TASC)       5.000      05/15/2008      05/15/2008              2,528,625
------------------------------------------------------------------------------------------------------------------------------------
      212,125,000       Puerto Rico Children's Trust Fund (TASC)       5.375      05/15/2033      05/15/2012 A          222,154,270
------------------------------------------------------------------------------------------------------------------------------------
       52,245,000       Puerto Rico Children's Trust Fund (TASC)       5.500      05/15/2039      05/15/2012 A           54,890,164
------------------------------------------------------------------------------------------------------------------------------------
       49,565,000       Puerto Rico Children's Trust Fund (TASC)       5.625      05/15/2043      05/15/2012 A           52,356,005
------------------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico Children's Trust Fund (TASC)       5.750      07/01/2020      04/15/2009 D               20,712
------------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Puerto Rico Commonwealth GO                    4.875      07/01/2023      07/01/2008 A            1,276,138
------------------------------------------------------------------------------------------------------------------------------------
        3,900,000       Puerto Rico Commonwealth GO                    5.000      07/01/2018      07/01/2008 A            4,002,648
------------------------------------------------------------------------------------------------------------------------------------
        6,250,000       Puerto Rico Commonwealth GO                    5.000      07/01/2024      07/01/2014 A            6,509,813
------------------------------------------------------------------------------------------------------------------------------------
        5,970,000       Puerto Rico Commonwealth GO                    5.000      07/01/2025      07/01/2023 A            6,214,412
------------------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Commonwealth GO                    5.000      07/01/2026      07/01/2022 A               50,866
------------------------------------------------------------------------------------------------------------------------------------
           65,000       Puerto Rico Commonwealth GO                    5.000      07/01/2028      07/01/2013 A               66,101
------------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Puerto Rico Commonwealth GO                    5.250      01/01/2015      01/01/2015              7,512,750
------------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Puerto Rico Commonwealth GO                    5.250      07/01/2017      07/01/2013 A            4,252,320
------------------------------------------------------------------------------------------------------------------------------------
        5,840,000       Puerto Rico Commonwealth GO                    5.250      07/01/2019      07/01/2013 A            6,200,153
------------------------------------------------------------------------------------------------------------------------------------
        2,430,000       Puerto Rico Commonwealth GO                    5.250      07/01/2021      07/01/2014 A            2,598,132
------------------------------------------------------------------------------------------------------------------------------------
        3,400,000       Puerto Rico Commonwealth GO                    5.250      07/01/2022      07/01/2014 A            3,628,650
------------------------------------------------------------------------------------------------------------------------------------
        2,100,000       Puerto Rico Commonwealth GO                    5.250      07/01/2022      07/01/2016 A            2,263,296
------------------------------------------------------------------------------------------------------------------------------------
        4,575,000       Puerto Rico Commonwealth GO                    5.250      07/01/2023      07/01/2014 A            4,879,741
------------------------------------------------------------------------------------------------------------------------------------
       15,850,000       Puerto Rico Commonwealth GO                    5.250      07/01/2024      07/01/2013 A           16,760,266
------------------------------------------------------------------------------------------------------------------------------------
        7,395,000       Puerto Rico Commonwealth GO                    5.250      07/01/2026      07/01/2016 A            7,946,593
------------------------------------------------------------------------------------------------------------------------------------
        1,925,000       Puerto Rico Commonwealth GO                    5.250      07/01/2027 1    07/01/2011 A            2,031,222
------------------------------------------------------------------------------------------------------------------------------------
        8,320,000       Puerto Rico Commonwealth GO                    5.250      07/01/2027      07/01/2016 A            8,940,589
------------------------------------------------------------------------------------------------------------------------------------
        6,060,000       Puerto Rico Commonwealth GO                    5.375      07/01/2028      07/01/2011 A            6,365,545
------------------------------------------------------------------------------------------------------------------------------------
          195,000       Puerto Rico Electric Power Authority           5.000      07/01/2028      07/01/2008 A              200,398
------------------------------------------------------------------------------------------------------------------------------------
          175,000       Puerto Rico Electric Power Authority,
                        Series AA                                      5.375      07/01/2027      07/01/2007 A              178,273
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico Electric Power Authority,
                        Series DD                                      5.000      07/01/2028      07/01/2010 A               76,539
------------------------------------------------------------------------------------------------------------------------------------
           15,000       Puerto Rico Electric Power Authority,
                        Series DD                                      5.000      07/01/2028      07/01/2008 A               15,415
------------------------------------------------------------------------------------------------------------------------------------
           10,000       Puerto Rico Electric Power Authority,
                        Series EE                                      5.250      07/01/2014      07/01/2008 A               10,346
------------------------------------------------------------------------------------------------------------------------------------
          250,000       Puerto Rico HFA (Single Family)                5.000      12/01/2020      12/01/2013 A              263,223
------------------------------------------------------------------------------------------------------------------------------------
          120,000       Puerto Rico HFC                                5.100      12/01/2018      12/01/2010 A              121,013
------------------------------------------------------------------------------------------------------------------------------------


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       1,380,000       Puerto Rico HFC (Homeowner Mtg.)               5.200%     12/01/2032      12/01/2008 A    $       1,400,452
------------------------------------------------------------------------------------------------------------------------------------
          280,000       Puerto Rico Highway & Transportation
                        Authority                                      5.000      07/01/2016      07/01/2007 A              284,290
------------------------------------------------------------------------------------------------------------------------------------
           90,000       Puerto Rico Highway & Transportation
                        Authority                                      5.000      07/01/2022      07/01/2008 A               91,625
------------------------------------------------------------------------------------------------------------------------------------
           35,000       Puerto Rico Highway & Transportation
                        Authority                                      5.000      07/01/2028      07/01/2025 A               35,593
------------------------------------------------------------------------------------------------------------------------------------
          230,000       Puerto Rico Highway & Transportation
                        Authority                                      5.750      07/01/2020      07/01/2013 A              252,924
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico Highway & Transportation
                        Authority, Series A                            5.000      07/01/2028      07/01/2008 A               25,686
------------------------------------------------------------------------------------------------------------------------------------
            5,000       Puerto Rico Highway & Transportation
                        Authority, Series A                            5.000      07/01/2028      07/01/2008 A                5,112
------------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Puerto Rico Highway & Transportation
                        Authority, Series E                            5.750      07/01/2024      07/01/2012 A            7,574,700
------------------------------------------------------------------------------------------------------------------------------------
          355,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2021      07/01/2015 A              373,222
------------------------------------------------------------------------------------------------------------------------------------
       11,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2022      07/01/2015 A           11,541,200
------------------------------------------------------------------------------------------------------------------------------------
       12,275,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2023      07/01/2015 A           12,861,500
------------------------------------------------------------------------------------------------------------------------------------
        1,760,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2024      07/01/2015 A            1,841,611
------------------------------------------------------------------------------------------------------------------------------------
        4,545,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2025      07/01/2015 A            4,752,525
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2026      07/01/2015 A            2,089,900
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2027      07/01/2015 A            1,044,250
------------------------------------------------------------------------------------------------------------------------------------
       11,190,000       Puerto Rico Highway & Transportation
                        Authority, Series K                            5.000      07/01/2030      07/01/2015 A           11,661,435
------------------------------------------------------------------------------------------------------------------------------------
       16,800,000       Puerto Rico Highway & Transportation
                        Authority, Series N 5                          4.107      07/01/2045      07/01/2017 A           16,825,200
------------------------------------------------------------------------------------------------------------------------------------
        6,550,000       Puerto Rico IMEPCF (PepsiCo)                   6.250      11/15/2013      05/15/2007 A            6,837,414
------------------------------------------------------------------------------------------------------------------------------------
        7,175,000       Puerto Rico IMEPCF (PepsiCo) 2                 6.250      11/15/2013      05/15/2007 A            7,481,157
------------------------------------------------------------------------------------------------------------------------------------
          780,000       Puerto Rico Infrastructure                     5.000      07/01/2019      07/01/2016 A              828,001
------------------------------------------------------------------------------------------------------------------------------------
           35,000       Puerto Rico Infrastructure                     5.500      10/01/2040      10/01/2010 E               37,449
------------------------------------------------------------------------------------------------------------------------------------
           55,000       Puerto Rico ITEMECF (Ana G. Mendez
                        University)                                    5.375      02/01/2019      02/01/2011 A               56,542
------------------------------------------------------------------------------------------------------------------------------------
       18,425,000       Puerto Rico ITEMECF (Cogeneration
                        Facilities)                                    6.625      06/01/2026 1    06/01/2010 A           19,931,244
------------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Puerto Rico ITEMECF (Dr. Pila Hospital)        6.125      08/01/2025      08/01/2007 A            1,502,820
------------------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo)   5.500      07/01/2026      07/01/2007 A               71,327
------------------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo)   6.250      07/01/2016      07/01/2007 A              501,050
------------------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico ITEMECF (Hospital de la
                        Concepcion)                                    6.125      11/15/2025      11/15/2010 A               81,119
------------------------------------------------------------------------------------------------------------------------------------


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         750,000       Puerto Rico ITEMECF (Hospital de la
                        Concepcion)                                    6.375%     11/15/2015      11/15/2010 A    $         815,745
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico ITEMECF (Hospital de la
                        Concepcion)                                    6.500      11/15/2020      11/15/2010 A            2,191,120
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico ITEMECF (InterAmerican
                        University)                                    5.000      10/01/2022      10/01/2008 A               25,656
------------------------------------------------------------------------------------------------------------------------------------
        1,800,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                      6.500      07/01/2012      07/01/2008 A            1,811,790
------------------------------------------------------------------------------------------------------------------------------------
          670,000       Puerto Rico ITEMECF (Ryder Memorial
                        Hospital)                                      6.400      05/01/2009      11/01/2007 A              670,302
------------------------------------------------------------------------------------------------------------------------------------
        2,150,000       Puerto Rico Municipal Finance Agency           5.750      08/01/2013      02/01/2009              2,275,582
------------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Puerto Rico Municipal Finance Agency,
                        Series A                                       5.250      08/01/2023      08/01/2015 A            2,676,525
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Municipal Finance Agency,
                        Series A                                       5.250      08/01/2024      08/01/2015 A            5,345,800
------------------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico Municipal Finance Agency,
                        Series A                                       5.500      07/01/2017      07/01/2007 A               25,488
------------------------------------------------------------------------------------------------------------------------------------
           40,000       Puerto Rico Port Authority, Series C           7.300      07/01/2007 1    07/01/2007                 40,238
------------------------------------------------------------------------------------------------------------------------------------
          160,000       Puerto Rico Port Authority, Series D           6.000      07/01/2021 1    07/01/2007 A              160,235
------------------------------------------------------------------------------------------------------------------------------------
          475,000       Puerto Rico Port Authority, Series D           7.000      07/01/2014 1    07/01/2007 A              476,093
------------------------------------------------------------------------------------------------------------------------------------
       31,000,000       Puerto Rico Public Buildings Authority         5.250      07/01/2029      07/01/2014 A           32,984,930
------------------------------------------------------------------------------------------------------------------------------------
        2,750,000       Puerto Rico Public Buildings Authority         5.250      07/01/2033      07/01/2014 A            2,917,283
------------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Public Buildings Authority         5.500      07/01/2022      07/01/2014 A           10,886,400
------------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Public Buildings Authority         5.500      07/01/2023      07/01/2014 A            2,178,580
------------------------------------------------------------------------------------------------------------------------------------
        9,000,000       Puerto Rico Public Buildings Authority         5.500      07/01/2024      07/01/2014 A            9,809,550
------------------------------------------------------------------------------------------------------------------------------------
        2,065,000       Puerto Rico Public Buildings Authority,
                        Series D                                       5.125      07/01/2024      07/01/2012 A            2,149,624
------------------------------------------------------------------------------------------------------------------------------------
          825,000       Puerto Rico Public Buildings Authority,
                        Series G                                       5.250      07/01/2019      07/01/2012 A              868,577
------------------------------------------------------------------------------------------------------------------------------------
        9,910,000       Puerto Rico Public Finance Corp., Series A     5.750      08/01/2027      02/01/2012 C           10,626,889
------------------------------------------------------------------------------------------------------------------------------------
          255,000       Puerto Rico Public Finance Corp., Series E     5.500      08/01/2029      02/01/2012 A              270,157
------------------------------------------------------------------------------------------------------------------------------------
        2,750,000       University of Puerto Rico                      5.000      06/01/2026      06/01/2016 A            2,884,888
------------------------------------------------------------------------------------------------------------------------------------
          185,000       University of Puerto Rico                      5.500      06/01/2012 1    06/01/2007 A              185,204
------------------------------------------------------------------------------------------------------------------------------------
        5,000,000       University of Puerto Rico, Series P            5.000      06/01/2026      06/01/2016 A            5,245,250
------------------------------------------------------------------------------------------------------------------------------------
          300,000       University of Puerto Rico, Series Q            5.000      06/01/2030      06/01/2016 A              313,788
------------------------------------------------------------------------------------------------------------------------------------
           25,000       V.I. HFA, Series A                             6.500      03/01/2025 1    09/01/2007 A               25,025
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I. Port Authority, Series A                  5.250      09/01/2018      09/01/2010 A            1,047,790
------------------------------------------------------------------------------------------------------------------------------------
        2,650,000       V.I. Public Finance Authority (Hovensa)        5.875      07/01/2022      07/01/2014 A            2,898,014
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I. Public Finance Authority, Series A        5.250      10/01/2016      10/01/2014 A            1,072,960
------------------------------------------------------------------------------------------------------------------------------------


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                                     COUPON      MATURITY         MATURITY*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       2,000,000       V.I. Public Finance Authority, Series A        5.250%     10/01/2022      10/01/2014 A    $       2,128,660
------------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I. Public Finance Authority, Series A        5.250      10/01/2023      10/01/2014 A            1,064,990
------------------------------------------------------------------------------------------------------------------------------------
       10,000,000       V.I. Public Finance Authority, Series A        5.500      10/01/2015      10/01/2008 A           10,316,800
------------------------------------------------------------------------------------------------------------------------------------
          180,000       V.I. Public Finance Authority, Series A        5.500      10/01/2022      10/01/2008 A              185,596
------------------------------------------------------------------------------------------------------------------------------------
          915,000       V.I. Public Finance Authority, Series A        5.625      10/01/2010      04/26/2009 B              937,116
------------------------------------------------------------------------------------------------------------------------------------
          285,000       V.I. Public Finance Authority, Series A        5.625      10/01/2025      10/01/2010 A              294,268
------------------------------------------------------------------------------------------------------------------------------------
       21,310,000       V.I. Public Finance Authority, Series A        6.125      10/01/2029 1    10/01/2010 A           23,213,622
------------------------------------------------------------------------------------------------------------------------------------
       10,820,000       V.I. Public Finance Authority, Series A        6.375      10/01/2019 1    01/01/2010 A           11,777,786
------------------------------------------------------------------------------------------------------------------------------------
       12,000,000       V.I. Public Finance Authority, Series A        6.500      10/01/2024 1    10/01/2010 A           13,202,040
------------------------------------------------------------------------------------------------------------------------------------
        2,665,000       V.I. Public Finance Authority, Series E        5.875      10/01/2018      10/01/2008 A            2,764,058
------------------------------------------------------------------------------------------------------------------------------------
          900,000       V.I. Tobacco Settlement Financing Corp.
                        (TASC)                                         0.000 4    05/15/2008      05/15/2008                875,709
------------------------------------------------------------------------------------------------------------------------------------
        1,015,000       V.I. Tobacco Settlement Financing Corp.
                        (TASC)                                         0.000 4    05/15/2012      12/28/2009 B              998,395
------------------------------------------------------------------------------------------------------------------------------------
           80,000       V.I. Tobacco Settlement Financing Corp.
                        (TASC)                                         0.000 4    05/15/2014      05/15/2014                 79,018
------------------------------------------------------------------------------------------------------------------------------------
        1,575,000       V.I. Tobacco Settlement Financing Corp.
                        (TASC)                                         5.000      05/15/2021      08/09/2010 D            1,599,460
------------------------------------------------------------------------------------------------------------------------------------
        1,440,000       V.I. Tobacco Settlement Financing Corp.
                        (TASC)                                         5.000      05/15/2031      05/15/2011 A            1,461,557
------------------------------------------------------------------------------------------------------------------------------------
        1,470,000       V.I. Water & Power Authority                   5.375      07/01/2010      07/01/2008 A            1,499,156
                                                                                                                  -----------------
                                                                                                                        732,967,203
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,175,520,365)-104.1%                                                              4,284,254,993
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(4.1)                                                                            (170,584,336)
                                                                                                                  -----------------
NET ASSETS-100.0%                                                                                                 $   4,113,670,657
                                                                                                                  =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   E. Date of prefunded call, or maturity date if escrowed to maturity.

   F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $27,252,906, which represents 0.66% of the Fund's net assets. See accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ALIA       Alliance of Long Island Agencies
BFCC       Brookdale Family Care Center
BID        Business Improvement District
BOCES      Board of Cooperative Educational Services
CAB        Capital Appreciation Bond
CCDRCA     Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP      Child Care Facilities Devel. Program
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CMA        Community Mainstreaming Associates, Inc.
COP        Certificates of Participation
CRR        Center for Rapid Recovery
CSD        Central School District
CSMR       Community Services for the Mentally Retarded
Con Ed     Consolidated Edison Company
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DIAMONDS   Direct Investment of Accrued Municipals
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FNHC       Ferncilff Nursing Home Company
FREE       Family Residences and Essential Enterprises
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HJDOI      Hospital for Joint Diseases Orthopedic Institute
HKSB       Helen Keller Services for the Blind
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
KR         Kateri Residence
L.I.       Long Island
LGAC       Local Government Assistance Corp.
LGSC       Local Government Services Corp.
LILCO      Long Island Lighting Corp.
MMC        Mercy Medical Center
MMWNHC     Mary Manning Walsh Nursing Home Company
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NIMO       Niagara Mohawk Power Corp.
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
PACES      Potsdam Auxiliary and College Educational Service
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
Res Rec    Resource Recovery Facility


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ROLs       Residual Option Longs
SCHC       Senior Citizen Housing Corp.
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SONYMA     State of New York Mortgage Agency
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UDC        Urban Devel. Corp.
USBFCC     Urban Strategies Brookdale Family Care Center
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
YMCA       Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                        $1,199,914,626          28.0%
Hospital/Health Care                                  517,368,342          12.1
General Obligation                                    385,087,303           9.0
Marine/Aviation Facilities                            359,970,177           8.4
Electric Utilities                                    245,259,908           5.7
Special Assessment                                    208,529,030           4.9
Highways/Railways                                     204,659,592           4.7
Municipal Leases                                      189,302,948           4.4
Not-for-Profit Organization                           130,388,115           3.0
Airlines                                              123,927,188           2.9
Sales Tax Revenue                                     117,679,372           2.8
Single Family Housing                                 113,253,693           2.6
Multifamily Housing                                   109,429,867           2.6
Higher Education                                       99,018,841           2.3
Education                                              64,056,022           1.5
Water Utilities                                        59,481,208           1.4
Resource Recovery                                      52,267,092           1.2
Gas Utilities                                          23,544,386           0.6
Manufacturing, Non-Durable Goods                       22,777,809           0.5
Adult Living Facilities                                19,641,679           0.5
Special Tax                                            13,117,488           0.3
Pollution Control                                       8,186,214           0.2
Manufacturing, Durable Goods                            7,926,970           0.2
Paper, Containers & Packaging                           5,556,070           0.1
Parking Fee Revenue                                     3,911,053           0.1
                                                   -----------------------------
Total                                              $4,284,254,993         100.0%
                                                   =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $189,459,373 as of March 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2007 municipal bond holdings with a value of $391,921,104 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $203,310,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                               COUPON   MATURITY      VALUE AS OF
      AMOUNT     INVERSE FLOATER 1                                         RATE 2       DATE   MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------
$  7,250,000     NYC GO RITES                                               3.990%    6/1/23   $    8,849,060
   8,755,000     NYC HDC RITES                                              4.770     7/1/25        9,841,583
   5,680,000     NYS DA ROLs                                                4.435     7/1/16        5,886,468
  50,500,000     NYS DA RITES                                               4.420    8/15/25       53,692,610
   5,770,000     NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
                 RITES                                                      7.568     7/1/15        6,605,265
   5,665,000     NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
                 RITES                                                      7.568     7/1/16        6,488,634
  13,655,000     NYS Thruway Authority ROLs                                 4.181     1/1/15       14,100,153
   9,175,000     Port Authority NY/NJ RITES                                 6.890     6/1/12       11,919,426
   5,930,000     Port Authority NY/NJ RITES                                 4.110    10/1/19        6,316,695
   2,100,000     Puerto Rico Highway & Transportation Authority ROLs        6.178     7/1/45        2,125,200
  36,720,000     TSASC, Inc. (TFABs) RITES                                  3.880     6/1/22       37,013,760
  25,000,000     TSASC, Inc. (TFABs) RITES                                  4.310     6/1/26       25,772,250
                                                                                               --------------
                                                                                               $  188,611,104
                                                                                               ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 41-42 of the Statement of investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   4,175,580,581
                                              ==================

Gross unrealized appreciation                 $     112,804,510
Gross unrealized depreciation                        (4,130,098)
                                              ------------------
Net unrealized appreciation                   $     108,674,412
                                              ==================


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 14, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in Item 11 of registrant's Form N-CSR/A for the period ended December 31, 2006, which was filed with the Securities and Exchange Commission on April 2, 2007, during the registrant's last fiscal quarter of the period ended March 31, 2007 covered by this report and prior to the evaluation of its internal controls in connection with the certifications included in the Form N-CSR/A for the period ended December 31, 2006, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007